As filed with the Securities and Exchange Commission on May 30, 2008


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-04255

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                   ------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                   Neuberger Berman Advisers Management Trust
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (section 239.34 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                                                    MARCH 31, 2008

SCHEDULE OF INVESTMENTS Balanced Portfolio
------------------------------------------
(UNAUDITED)


 NUMBER OF SHARES                           MARKET VALUE($)(+)        NUMBER OF SHARES                            MARKET VALUE($)(+)
 COMMON STOCKS (60.3%)                                                DIVERSIFIED CONSUMER SERVICES (1.5%)
                                                                        12,650    DeVry, Inc.                        529,276
 AEROSPACE & DEFENSE (3.6%)                                              3,250    Strayer Education                  495,625
   20,500    AerCap Holdings NV                 360,390(*)                                                         ---------
   14,000    BE Aerospace                       489,300(*)                                                         1,024,901
   39,200    CAE, Inc.                          443,352               DIVERSIFIED FINANCIAL SERVICES (0.8%)
    7,000    Precision Castparts                714,560                  4,250    IntercontinentalExchange Inc.      554,625(*)
    7,500    Rockwell Collins                   428,625
                                              ---------               ELECTRICAL EQUIPMENT (0.4%)
                                              2,436,227                  6,500    AMETEK, Inc.                       285,415
 AIR FREIGHT & LOGISTICS (1.2%)
    9,500    C.H. Robinson Worldwide            516,800               ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
    7,500    Expeditors International           338,850                 11,500    Dolby Laboratories                 416,990(*)
                                              ---------                  1,700    Itron, Inc.                        153,391(*)
                                                855,650                 15,000    Trimble Navigation                 428,850(*)
 BEVERAGES (0.5%)                                                                                                  ---------
    9,250    Hansen Natural                     326,525(*)                                                           999,231
                                                                      ENERGY EQUIPMENT & SERVICES (2.1%)
 BIOTECHNOLOGY (1.5%)                                                    4,000    Dresser-Rand Group                 123,000(*)
   10,500    Applera Corp. - Celera Group       154,350(*)              14,000    ION Geophysical                    193,200(*)
    6,500    BioMarin Pharmaceutical            229,905(*)               3,500    Nabors Industries                  118,195(*)
    5,500    Myriad Genetics                    221,595(*)               9,000    National Oilwell Varco             525,420(*)
    4,750    United Therapeutics                411,825(*)               7,500    Smith International                481,725
                                              ---------                                                            ---------
                                              1,017,675                                                            1,441,540
 CAPITAL MARKETS (2.7%)                                               FOOD & STAPLES RETAILING (1.0%)
    4,000    Affiliated Managers Group          362,960(*)              14,000    Shoppers Drug Mart                 708,422
    7,000    FCStone Group                      193,900(*)
    6,000    GFI Group                          343,800               HEALTH CARE EQUIPMENT & SUPPLIES (4.8%)
   10,000    Jefferies Group                    161,300                  5,500    C.R. Bard                          530,200
   13,000    Lazard Ltd.                        496,600                  7,500    Gen-Probe                          361,500(*)
    4,500    Northern Trust                     299,115                 18,000    Hologic, Inc.                    1,000,800(*)
                                              ---------                  6,000    IDEXX Laboratories                 295,560(*)
                                              1,857,675                  2,300    Intuitive Surgical                 746,005(*)
 CHEMICALS (1.7%)                                                       13,500    Wright Medical Group               325,890(*)
   14,500    Airgas, Inc.                       659,315                                                            ---------
   11,500    Ecolab Inc.                        499,445                                                            3,259,955
                                              ---------               HEALTH CARE PROVIDERS & SERVICES (1.2%)
                                              1,158,760                  6,500    Express Scripts                    418,080(*)
 COMMERCIAL SERVICES & SUPPLIES (3.0%)                                  15,500    VCA Antech                         423,925(*)
    4,500    Copart, Inc.                       174,420(*)                                                         ---------
   18,500    Corrections Corporation of                                                                              842,005
             America                            509,120(*)            HEALTH CARE TECHNOLOGY (0.7%)
    6,500    Covanta Holding                    178,750(*)              13,000    Cerner Corp.                       484,640(*)
    4,250    Huron Consulting Group             176,588(*)
    8,000    IHS Inc.                           514,480(*)            HOTELS, RESTAURANTS & LEISURE (3.5%)
   10,000    Stericycle, Inc.                   515,000(*)               5,000    Bally Technologies                 171,700(*)
                                              ---------                 24,000    Melco PBL Entertainment ADR        273,120(*)
                                              2,068,358                  7,750    Orient-Express Hotel               334,490
 COMMUNICATIONS EQUIPMENT (1.3%)                                         8,500    Penn National Gaming               371,705(*)
    7,500    Harris Corp.                       363,975                  8,500    Scientific Games Class A           179,435(*)
   12,500    Juniper Networks                   312,500(*)              30,000    WMS Industries                   1,079,100(*)
    9,000    Polycom, Inc.                      202,860(*)                                                         ---------
                                              ---------                                                            2,409,550
                                                879,335               HOUSEHOLD PRODUCTS (0.6%)
 CONSTRUCTION & ENGINEERING (1.2%)                                       4,500    Energizer Holdings                 407,160(*)
    4,500    Fluor Corp.                        635,220
    4,750    Shaw Group                         223,915(*)            INTERNET SOFTWARE & SERVICES (0.7%)
                                              ---------                  5,500    Omniture, Inc.                     127,655(*)
                                                859,135                 10,000    VistaPrint Ltd.                    349,500(*)
 DISTRIBUTOR (0.4%)                                                                                                ---------
   12,500    LKQ Corp.                          280,875(*)                                                           477,155
                                                                      IT SERVICES (4.3%)
                                                                         7,000    Alliance Data Systems              332,570(*)
                                                                        27,500    Cognizant Technology Solutions     792,825(*)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------
(UNAUDITED)


 NUMBER OF SHARES                           MARKET VALUE($)(+)        NUMBER OF SHARES                            MARKET VALUE($)(+)
    3,500    Fiserv, Inc.                       168,315(*)            WIRELESS TELECOMMUNICATION SERVICES (2.4%)
   15,000    Iron Mountain                      396,600(*)              18,300    American Tower                     717,543(*)
    2,750    MasterCard, Inc. Class A           613,222                 12,000    NII Holdings                       381,360(*)
    7,500    Total System Services              177,450                 18,000    SBA Communications                 536,940(*)
    7,500    Visa Inc.                          467,700(*)                                                         ---------
                                              ---------                                                            1,635,843
                                              2,948,682
 LIFE SCIENCE TOOLS & SERVICES (0.9%)                                 TOTAL COMMON STOCKS                         41,283,744
    2,000    Charles River Laboratories                               (COST $33,040,247)
             International                      117,880(*)
   11,500    Pharmaceutical Product
             Development                        481,850
                                              ---------
                                                599,730
 MACHINERY (1.1%)
    4,000    Chart Industries                   135,360(*)
    8,000    Danaher Corp.                      608,240
                                              ---------
                                                743,600
 MEDIA (0.6%)
   11,000    Focus Media Holding ADR            386,650(*)

 METALS & MINING (0.2%)
    1,000    Cleveland-Cliffs                   119,820

 OIL, GAS & CONSUMABLE FUELS (5.6%)
   12,000    Concho Resources                   307,680(*)
    8,000    Continental Resources              255,120(*)
   44,000    Denbury Resources                1,256,200(*)
   17,500    Range Resources                  1,110,375
    7,000    Southwestern Energy                235,830(*)
   11,250    XTO Energy                         695,925
                                              ---------
                                              3,861,130
 PERSONAL PRODUCTS (1.1%)
   12,500    Bare Escentuals                    292,750(*)
    7,000    Chattem, Inc.                      464,380(*)
                                              ---------
                                                757,130
 PHARMACEUTICALS (0.4%)
    7,500    Perrigo Co.                        282,975

 SEMICONDUCTORS & SEMICONDUCTOR
 EQUIPMENT (1.9%)
    7,000    MEMC Electronic Materials          496,300(*)
    8,000    Microchip Technology               261,840
   11,000    Microsemi Corp.                    250,800(*)
   10,500    Varian Semiconductor Equipment     295,575(*)
                                              ---------
                                              1,304,515
 SOFTWARE (3.1%)
   27,500    Activision, Inc.                   751,025(*)
   11,000    ANSYS, Inc.                        379,720(*)
   10,000    Autodesk, Inc.                     314,800(*)
   13,000    Citrix Systems                     381,290(*)
    5,000    Salesforce.com, Inc.               289,350(*)
                                              ---------
                                              2,116,185
 SPECIALTY RETAIL (2.4%)
    3,000    Abercrombie & Fitch                219,420
   10,500    GameStop Corp. Class A             542,955(*)
    9,500    Guess?, Inc.                       384,465
   15,000    Urban Outfitters                   470,250(*)
                                              ---------
                                              1,617,090
 TRADING COMPANIES & DISTRIBUTORS (0.4%)
    6,000    Fastenal Co.                       275,580



See Notes to Schedule of Investments

                                                                                                           MARCH 31, 2008

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                         RATING                MARKET
                                                                                                                VALUE($)(+)
                                                                                         Moody's   S&P
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S.
GOVERNMENT (3.5%)
     1,250,000  U.S. Treasury Notes, 2.13%, due 1/31/10                                  AGY       AGY           1,260,645
     1,100,000  U.S. Treasury Notes, 4.50%, due 11/15/10                                 AGY       AGY           1,179,579
                TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT
                OF THE U.S. GOVERNMENT (COST $2,429,102)                                                         2,440,224

MORTGAGE-BACKED SECURITIES (19.8%)

ADJUSTABLE ALT-A CONFORMING BALANCE (0.6%)
       562,879  Countrywide Home Loans Mortgage Pass-Through Trust, Ser. 2007-HYB2,
                Class 2A1, 5.44%, due 4/1/08                                             Aaa       AAA             423,791(u)

ADJUSTABLE ALT-A JUMBO BALANCE (0.8%)
       654,501  JP Morgan Alternative Loan Trust, Ser. 2006-A2, Class 3A1, 5.94%,
                due 4/1/08                                                                         AAA             533,801(u)

ADJUSTABLE ALT-A MIXED BALANCE (2.8%)
       588,674  Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1, 6.48%, due
                7/25/36                                                                  Aaa       AAA             452,099(OO)
       579,130  Bear Stearns ALT-A Trust, Ser. 2007-2, Class 2A1, 5.60%, due 4/1/08      Aaa       AAA             456,276(u)
       345,508  First Horizon Alternative Mortgage Securities Trust, Ser. 2006-AA7,
                Class A1, 6.54%, due 4/1/08                                              Aaa                       269,681(u)
       655,378  Nomura Asset Acceptance Corp., Ser. 2006-AR2, Class 2A2, 6.57%, due
                4/1/08                                                                   Aaa       AAA             483,254(u)(OO)
       302,414  Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 5.60%,
                due 4/1/08                                                               Aaa       AAA             251,969(u)
                                                                                                                 ---------
ADJUSTABLE ALT-B MIXED BALANCE (0.2%)                                                                            1,913,279
       198,824  Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 4.66%, due
                5/25/08                                                                  Aaa       AAA             142,050(u)
ADJUSTABLE CONFORMING BALANCE (0.8%)
       312,637  Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1, 5.38%, due
                4/1/08                                                                   Aaa       AAA             300,397(u)
       284,273  IndyMac INDX Mortgage Loan Trust, Ser. 2005-AR23, Class 2A1, 5.52%,
                due 4/1/08                                                               Aaa       AAA             236,031(u)
                                                                                                                 ---------
                                                                                                                   536,428
ADJUSTABLE JUMBO BALANCE (3.0%)
       128,755  Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.35%, due
                4/1/08                                                                   Aaa       AAA             109,357(u)
       369,608  Banc of America Funding Corp., Ser. 2006-H, Class 2A3, 6.70%, due
                4/1/08                                                                             AAA             358,797(u)
       314,716  Harborview Mortgage Loan Trust, Ser. 2006-3, Class 1A1A, 6.36%, due
                4/1/08                                                                   Aaa       AAA             234,933(u)
       461,319  Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1,
                4.51%, due 4/1/08                                                                  AAA             438,407(u)
     1,000,000  Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-AR16, Class
                4A2, 4.99%, due 10/25/35                                                 Aaa       AAA             914,525
                                                                                                                 ---------
                                                                                                                 2,056,019
ADJUSTABLE MIXED BALANCE (4.2%)
       296,615  Banc of America Funding Corp., Ser. 2005-H, Class 7A1, 5.62%, due
                4/1/08                                                                             AAA             246,641(u)
       220,868  Banc of America Funding Corp., Ser. 2006-A, Class 3A2, 5.85%, due
                4/1/08                                                                             AAA             178,801(u)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                         RATING                MARKET
                                                                                                                VALUE($)(+)
                                                                                         Moody's   S&P
       500,218  Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB3,
                Class 1A1A, 5.46%, due 4/1/08                                            Aaa       AAA             514,143(u)
       377,153  Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-
                AR4, Class 2A1, 4.68%, due 4/1/08                                        Aaa       AAA             354,198(u)
       337,476  First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class
                2A1, 5.44%, due 4/1/08                                                             AAA             323,752(u)
       304,282  GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.59%,
                due 4/1/08                                                               Aaa       AAA             292,319(u)
        23,346  Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 4.24%, due
                4/19/08                                                                  Aaa       AAA              22,051(u)
       571,381  IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR3, Class 2A1A, 6.37%,
                due 4/1/08                                                               Aaa       AAA             424,920(u)
       525,000  WaMu Mortgage Pass-Through Certificates, Ser. 2004-AR9, Class A7,
                4.14%, due 8/25/34                                                       Aaa       AAA             521,110
                                                                                                                 ---------
                                                                                                                 2,877,935
COMMERCIAL MORTGAGE-BACKED (5.7%)
       492,224  Banc of America Commercial Mortgage, Inc., Ser. 2006-3, Class A1,
                5.68%, due 7/10/44                                                                 AAA             493,899
       294,600  Banc of America Commercial Mortgage, Inc., Ser. 2005-6, Class A1,
                5.00%, due 9/10/47                                                       Aaa       AAA             293,733
       263,339  Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C6,
                Class A1, 4.94%, due 12/15/40                                            Aaa       AAA             262,350
       594,227  GE Capital Commercial Mortgage Corp., Ser. 2002-2A, Class A2,
                4.97%, due 8/11/36                                                       Aaa       AAA             591,256
       158,179  GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A1,
                4.97%, due 11/10/45                                                                AAA             157,118
       260,042  JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2004-C2,
                Class A1, 4.28%, due 5/15/41                                             Aaa                       257,942
       366,655  JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-
                LDP5, Class A1, 5.03%, due 12/15/44                                      Aaa       AAA             365,635
       372,807  JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-
                LDP7, Class A1, 6.02%, due 4/1/08                                        Aaa       AAA             375,096(u)
       282,307  LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A1, 5.48%,
                due 3/15/39                                                              Aaa       AAA             282,642
       641,906  Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5,
                Class A1, 4.28%, due 8/12/48                                             Aaa       AAA             626,163(OO)
       197,555  Morgan Stanley Capital I, Ser. 2005-HQ6, Class A1, 4.65%, due
                8/13/42                                                                            AAA             196,008
                                                                                                                 ---------
                                                                                                                 3,901,842
MORTGAGE-BACKED NON-AGENCY (0.9%)
       163,871  Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35      Aaa       AAA             171,579(n)
       309,526  GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due
                3/25/35                                                                  Aaa       AAA             348,235(n)
        67,409  GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due
                9/25/35                                                                  Aaa       AAA              69,924(n)
                                                                                                                 ---------
                                                                                                                   589,738
FANNIE MAE (0.2%)
       158,607  Whole Loan, Ser. 2004-W8, Class PT, 10.30%, due 4/1/08                   AGY       AGY             174,579(u)

FREDDIE MAC (0.6%)
       211,873  Pass-Through Certificates, 8.00%, due 11/1/26                            AGY       AGY             230,250
       150,401  Pass-Through Certificates, 8.50%, due 10/1/30                            AGY       AGY             166,505
                                                                                                                   396,755
                                                                                                                ----------
                TOTAL MORTGAGE-BACKED SECURITIES (COST $14,976,035)                                             13,546,217

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                         RATING                MARKET
                                                                                                                VALUE($)(+)
                                                                                         Moody's   S&P
CORPORATE DEBT SECURITIES (7.0%)

AUTO MANUFACTURERS (0.3%)
       190,000  DaimlerChrysler N.A. Holdings Corp., Guaranteed Unsecured Notes,
                4.05%, due 6/4/08                                                        A3        BBB+            190,070(OO)

BANKS (1.4%)
       400,000  Bank of America Corp., Subordinated Unsecured Notes, 7.80%, due
                2/15/10                                                                  Aa2       AA-             427,598
       275,000  Morgan Stanley, Senior Unsecured Notes, 4.00%, due 1/15/10               Aa3       AA-             271,707
       250,000  Wells Fargo & Co., Senior Unsecured Notes, 3.13%, due 4/1/09             Aa1       AA+             247,370(OO)
                                                                                                                 ---------
                                                                                                                   946,675

DIVERSIFIED FINANCIAL SERVICES (4.0%)
       225,000  Boeing Capital Corp., Senior Unsecured Notes, 4.75%, due 8/25/08         A2        A+              227,194(OO)
       250,000  Caterpillar Financial Services Corp., Medium-Term Senior Unsecured
                Notes, Ser. F, 3.83%, due 12/15/08                                       A2        A               249,827(OO)
       100,000  Citigroup, Inc., Senior Unsecured Notes, 4.25%, due 7/29/09              Aa3       AA-              99,858(OO)
       550,000  General Electric Capital Corp., Medium-Term Senior Unsecured Notes,
                Ser. A, 4.25%, due 9/13/10                                               Aaa       AAA             562,104(OO)
       525,000  Goldman Sachs Group, Inc., Senior Unsecured Notes, 6.88%, due
                1/15/11                                                                  Aa3       AA-             560,433
       300,000  HSBC Finance Corp., Senior Unsecured Notes, 4.13%, due 12/15/08          Aa3       AA-             299,636(OO)
       300,000  International Lease Finance Corp., Senior Unsecured Notes, 3.50%,
                due 4/1/09                                                               A1        AA-             295,497(OO)
       275,000  JP Morgan Chase & Co., Senior Unsecured Notes, 3.63%, due 5/1/08         Aa2       AA-             274,957(OO)
       175,000  MBNA Corp., Notes, 4.63%, due 9/15/08                                    Aa1       AA              175,944(OO)
                                                                                                                 ---------
                                                                                                                 2,745,450

MEDIA (1.3%)
       215,000  British Sky Broadcasting Group PLC, Guaranteed Senior Unsecured
                Notes, 8.20%, due 7/15/09                                                Baa2      BBB             221,113(OO)
       265,000  Comcast Cable Communications, Guaranteed Unsecured Unsubordinated
                Notes, 6.20%, due 11/15/08                                               Baa2      BBB+            268,168(OO)
       165,000  News America Holdings, Inc., Guaranteed Notes, 7.38%, due 10/17/08       Baa2      BBB+            167,151(OO)
       250,000  Time Warner Entertainment LP, Senior Unsecured Notes, 7.25%, due
                9/1/08                                                                   Baa2      BBB+            252,884(OO)
                                                                                                                 ---------
                                                                                                                   909,316

                TOTAL CORPORATE DEBT SECURITIES (COST $4,755,071)                                                4,791,511

ASSET-BACKED SECURITIES (4.2%)
        58,248  ACE Securities Corp. Home Equity Loan Trust, Ser. 2005-HE6, Class
                A2B, 2.80%, due 4/25/08                                                  Aaa       AAA              57,964(u)
       250,000  ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class
                A2B, 2.73%, due 4/25/08                                                  Aaa       AAA             221,493(u)
       100,000  ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class
                A2C, 2.75%, due 4/25/08                                                  Aaa       AAA              88,398(u)
       100,000  Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE9, Class
                1A2, 2.75%, due 4/25/08                                                  Aaa       AAA              78,554(u)
       200,000  Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 2.86%,
                due 4/25/08                                                              Aaa       AAA             134,541(u)
       262,646  Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class A3, 2.78%,
                due 4/25/08                                                              Aaa       AAA             242,750(u)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                         RATING                MARKET
                                                                                                                VALUE($)(+)
                                                                                         Moody's   S&P

        94,337  Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A1, 2.64%,
                due 4/25/08                                                              Aaa       AAA              93,537(u)(OO)
        51,397  Chase Funding Mortgage Loan, Ser. 2003-6, Class 1A3, 3.34%, due
                5/25/26                                                                  Aaa       AAA              51,236
       200,000  Countrywide Asset-Backed Certificates Trust, Ser. 2006-3, Class
                2A2, 2.78%, due 4/25/08                                                  Aaa       AAA             182,525(u)
        96,530  Countrywide Asset-Backed Certificates Trust, Ser. 2006-5, Class
                2A2, 2.78%, due 4/25/08                                                  Aaa       AAA              89,564(u)
       260,378  Countrywide Asset-Backed Certificates Trust, Ser. 2006-6, Class
                2A2, 2.78%, due 4/25/08                                                  Aaa       AAA             243,363(u)(OO)
       422,562  Fieldstone Mortgage Investment Corp., Ser. 2006-2, Class 2A1,
                2.69%, due 4/25/08                                                       Aaa       AAA             411,057(u)(OO)
       156,340  Impac Secured Assets Corp., Ser. 2006-3, Class A4, 2.69%, due
                4/25/08                                                                  Aaa       AAA             147,935(u)
         1,587  John Deere Owner Trust, Ser. 2005-A, Class A3, 3.98%, due 6/15/09        Aaa       AAA               1,588
       121,382  Nomura Asset Acceptance Corp., Ser. 2005-S4, Class AIO, 20.00%,
                Interest Only Security, due 10/25/35                                     Aaa       AAA               3,073
       246,667  Nomura Asset Acceptance Corp., Ser. 2006-S2, Class AIO, 10.00%,
                Interest Only Security, due 4/25/36                                      Aaa       BBB               7,786(n)
       243,871  Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class
                AI2, 2.83%, due 4/25/08                                                  Aaa       AAA             221,487(u)
        75,000  Securitized Asset Backed Receivables LLC Trust, Ser. 2006-WM4,
                Class A2C, 2.76%, due 4/25/08                                            Aaa       A                51,877(u)
       275,000  Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 2.77%,
                due 4/25/08                                                              Aaa       AAA             227,046(u)
       325,000  Structured Asset Investment Loan Trust, Ser. 2006-3, Class A4,
                2.69%, due 4/25/08                                                       Aaa       AAA             307,810(u)
         2,239  USAA Auto Owner Trust, Ser. 2005-1, Class A3, 3.90%, due 7/15/09         Aaa       AAA               2,240
                                                                                                                 ---------
                TOTAL ASSET-BACKED SECURITIES (COST $3,142,473)                                                  2,865,824

REPURCHASE AGREEMENTS (3.0%)
     2,090,000  Repurchase Agreement with Fixed Income Clearing Corp., 1.90%, due
                4/1/08, dated 3/31/08, Maturity Value $2,090,110, Collateralized by
                $2,150,000 Federal Farm Credit Bank, 3.90%, due 3/20/13 (Collateral
                Value $2,155,375)   (COST $ 2,090,000)                                                           2,090,000(#)

NUMBER OF SHARES

SHORT-TERM INVESTMENTS (1.8%)
     1,219,288  Neuberger Berman Prime Money Fund Trust Class
                (COST $1,219,288)                                                                                1,219,288(#)(@)

                TOTAL INVESTMENTS (99.6%) (COST $61,652,216)                                                    68,236,808(##)

                Cash, receivables and other assets, less liabilities (0.4%)                                        267,535(c/c/)

                TOTAL NET ASSETS (100.0%)                                                                      $68,504,343




See Notes to Schedule of Investments

                                                                                                                    MARCH 31, 2008


SCHEDULE OF INVESTMENTS Growth Portfolio
----------------------------------------
(UNAUDITED)

NUMBER OF SHARES                               MARKET VALUE($)(+)  NUMBER OF SHARES                            MARKET VALUE($)(+)
COMMON STOCKS (99.2%)                                              DIVERSIFIED CONSUMER SERVICES (2.4%)
                                                                        41,500  DeVry, Inc.                      1,736,360
AEROSPACE & DEFENSE (6.1%)                                              10,100  Strayer Education                1,540,250
     68,000  AerCap Holdings NV                  1,195,440(*)                                                   ----------
     48,500  BE Aerospace                        1,695,075(*)                                                    3,276,610
    128,000  CAE, Inc.                           1,447,680         DIVERSIFIED FINANCIAL SERVICES (1.3%)
     24,000  Precision Castparts                 2,449,920(E)           14,100  IntercontinentalExchange Inc.    1,840,050(*)
     30,000  Rockwell Collins                    1,714,500
                                                ----------         ELECTRICAL EQUIPMENT (0.7%)
                                                 8,502,615              21,000  AMETEK, Inc.                       922,110
AIR FREIGHT & LOGISTICS (1.9%)
     33,500  C.H. Robinson Worldwide             1,822,400(E)      ELECTRONIC EQUIPMENT & INSTRUMENTS (2.3%)
     19,500  Expeditors International              881,010              38,000  Dolby Laboratories               1,377,880(*)
                                                ----------               5,500  Itron, Inc.                        496,265(*)
                                                 2,703,410              48,500  Trimble Navigation               1,386,615(*)
BEVERAGES (0.9%)                                                                                                ----------
     34,000  Hansen Natural                      1,200,200(*)(E)                                                 3,260,760
                                                                   ENERGY EQUIPMENT & SERVICES (3.4%)
BIOTECHNOLOGY (2.3%)                                                    12,500  Dresser-Rand Group                 384,375(*)
     34,000  Applera Corp. - Celera Group          499,800(*)           48,500  ION Geophysical                    669,300(*)
     21,500  BioMarin Pharmaceutical               760,455(*)           11,000  Nabors Industries                  371,470(*)
     15,000  Myriad Genetics                       604,350(*)           30,500  National Oilwell Varco           1,780,590(*)
     15,750  United Therapeutics                 1,365,525(*)           24,000  Smith International              1,541,520
                                                ----------                                                      ----------
                                                 3,230,130                                                       4,747,255
CAPITAL MARKETS (4.4%)                                             FOOD & STAPLES RETAILING (1.8%)
     12,500  Affiliated Managers Group           1,134,250(*)           48,500  Shoppers Drug Mart               2,454,177(E)
     23,500  FCStone Group                         650,950(*)
     19,500  GFI Group                           1,117,350         HEALTH CARE EQUIPMENT & SUPPLIES (7.8%)
     33,500  Jefferies Group                       540,355              19,500  C.R. Bard                        1,879,800
     42,500  Lazard Ltd.                         1,623,500              26,500  Gen-Probe                        1,277,300(*)
     15,500  Northern Trust                      1,030,285              67,500  Hologic, Inc.                    3,753,000(*)
                                                ----------              19,500  IDEXX Laboratories                 960,570(*)
                                                 6,096,690               5,800  Intuitive Surgical               1,881,230(*)(E)
CHEMICALS (2.8%)                                                        44,000  Wright Medical Group             1,062,160(*)
     62,000  Airgas, Inc.                        2,819,140                                                      ----------
     24,500  Ecolab Inc.                         1,064,035                                                      10,814,060
                                                ----------         HEALTH CARE PROVIDERS & SERVICES (2.2%)
                                                 3,883,175              19,500  Express Scripts                  1,254,240(*)
COMMERCIAL SERVICES & SUPPLIES (4.8%)                                   65,500  VCA Antech                       1,791,425(*)
     14,000  Copart, Inc.                          542,640(*)                                                   ----------
     60,500  Corrections Corporation of America  1,664,960(*)                                                    3,045,665
     24,000  Covanta Holding                       660,000(*)      HEALTH CARE TECHNOLOGY (1.3%)
     14,000  Huron Consulting Group                581,700(*)           47,000  Cerner Corp.                     1,752,160(*)
     26,000  IHS Inc.                            1,672,060(*)(E)
     30,000  Stericycle, Inc.                    1,545,000(*)      HOTELS, RESTAURANTS & LEISURE (4.3%)
                                                ----------              16,500  Bally Technologies                 566,610(*)
                                                 6,666,360              79,500  Melco PBL Entertainment ADR        904,710(*)(E)
COMMUNICATIONS EQUIPMENT (2.2%)                                         26,500  Orient-Express Hotel             1,143,740
     25,000  Harris Corp.                        1,213,250              29,000  Penn National Gaming             1,268,170(*)
     43,500  Juniper Networks                    1,087,500(*)           57,000  WMS Industries                   2,050,290(*)
     30,500  Polycom, Inc.                         687,470(*)                                                   ----------
                                                ----------                                                       5,933,520
                                                 2,988,220         HOUSEHOLD PRODUCTS (0.9%)
CONSTRUCTION & ENGINEERING (2.2%)                                       14,500  Energizer Holdings               1,311,960(*)
     16,500  Fluor Corp.                         2,329,140
     15,000  Shaw Group                            707,100(*)      INTERNET SOFTWARE & SERVICES (1.2%)
                                                ----------              18,000  Omniture, Inc.                     417,780(*)
                                                 3,036,240              36,000  VistaPrint Ltd.                  1,258,200(*)(E)
DISTRIBUTOR (0.7%)                                                                                              ----------
     40,500  LKQ Corp.                             910,035(*)                                                    1,675,980
                                                                   IT SERVICES (7.0%)
                                                                        23,000  Alliance Data Systems            1,092,730(*)

SCHEDULE OF INVESTMENTS Growth Portfolio cont'd
-----------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                               MARKET VALUE($)(+)  NUMBER OF SHARES                            MARKET VALUE($)(+)
     91,500  Cognizant Technology Solutions      2,637,945(*)      TRADING COMPANIES & DISTRIBUTORS (0.8%)
     11,250  Fiserv, Inc.                          541,013(*)           23,500  Fastenal Co.                     1,079,355(E)
     53,500  Iron Mountain                       1,414,540(*)
      8,500  MasterCard, Inc. Class A            1,895,415(E)      WIRELESS TELECOMMUNICATION SERVICES (4.3%)
     25,500  Total System Services                 603,330              77,500  American Tower                   3,038,775(*)
     25,000  Visa Inc.                           1,559,000(*)           36,500  NII Holdings                     1,159,970(*)
                                                ----------              59,000  SBA Communications               1,759,970(*)
                                                 9,743,973                                                      ----------
LIFE SCIENCE TOOLS & SERVICES (1.5%)                                                                             5,958,715
      6,500  Charles River Laboratories                            TOTAL COMMON STOCKS
             International                         383,110(*)      (COST $107,997,826)                         137,436,570
     39,000  Pharmaceutical Product
             Development                         1,634,100         SHORT-TERM INVESTMENTS (13.8%)
                                                ----------           1,319,543  Neuberger Berman Prime Money
                                                 2,017,210                      Fund Trust Class                 1,319,543(#)(@)(OO)
MACHINERY (2.1%)                                                    18,059,383  Neuberger Berman Securities
     12,500  Chart Industries                      423,000(*)                   Lending Quality Fund, LLC       17,878,789(++)
     32,500  Danaher Corp.                       2,470,975(E)
                                                ----------         TOTAL SHORT-TERM INVESTMENTS
                                                 2,893,975         (COST $19,302,816)                           19,198,332
MEDIA (0.9%)
     37,000  Focus Media Holding ADR             1,300,550(*)(E)   TOTAL INVESTMENTS (113.0%)
                                                                   (COST $127,300,642)                         156,634,902(##)
METALS & MINING (0.3%)
      3,000  Cleveland-Cliffs                      359,460         Liabilities, less cash, receivables and
                                                                     other assets [(13.0%)]                    (18,061,297)
OIL, GAS & CONSUMABLE FUELS (9.4%)
     40,000  Concho Resources                    1,025,600(*)      TOTAL NET ASSETS (100.0%)                   138,573,605
     26,500  Continental Resources                 845,085(*)
    140,000  Denbury Resources                   3,997,000(*)
     60,000  Range Resources                     3,807,000
     23,000  Southwestern Energy                   774,870(*)
     42,250  XTO Energy                          2,613,585
                                                ----------
                                                13,063,140
PERSONAL PRODUCTS (1.6%)
     29,000  Bare Escentuals                       679,180(*)(E)
     24,000  Chattem, Inc.                       1,592,160(*)
                                                ----------
                                                 2,271,340
PHARMACEUTICALS (0.7%)
     25,000  Perrigo Co.                           943,250(E)

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT (3.3%)
     24,000  MEMC Electronic Materials           1,701,600(*)
     29,000  Microchip Technology                  949,170(E)
     34,000  Microsemi Corp.                       775,200(*)
     39,000  Varian Semiconductor Equipment      1,097,850(*)
                                                ----------
                                                 4,523,820
SOFTWARE (5.0%)
     92,000  Activision, Inc.                    2,512,520(*)
     39,000  ANSYS, Inc.                         1,346,280(*)
     30,000  Autodesk, Inc.                        944,400(*)
     41,000  Citrix Systems                      1,202,530(*)
     17,000  Salesforce.com, Inc.                  983,790(*)
                                                ----------
                                                 6,989,520
SPECIALTY RETAIL (4.4%)
     19,000  Abercrombie & Fitch                 1,389,660
     35,500  GameStop Corp. Class A              1,835,705(*)
     32,000  Guess?, Inc.                        1,295,040(E)
     48,500  Urban Outfitters                    1,520,475(*)(E)
                                                ----------
                                                 6,040,880




See Notes to Schedule of Investments

                                                                                                                   MARCH 31, 2008


SCHEDULE OF INVESTMENTS Guardian Portfolio
------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                           MARKET VALUE($)(+)     NUMBER OF SHARES                           MARKET VALUE($)(+)
COMMON STOCKS (96.8%)                                             OIL, GAS & CONSUMABLE FUELS (8.5%)
                                                                     183,600   BG Group PLC                     4,252,337
AUTO COMPONENTS (1.8%)                                                20,650   Cimarex Energy                   1,130,381
    62,120   BorgWarner, Inc.                 2,673,024               82,100   Newfield Exploration             4,338,985(*)
                                                                      30,975   Petroleo Brasileiro ADR          3,162,857(E)
AUTOMOBILES (2.0%)                                                                                            -----------
    30,225   Toyota Motor ADR                 3,049,400                                                        12,884,560
                                                                  PHARMACEUTICALS (2.8%)
BIOTECHNOLOGY (2.6%)                                                  83,425   Novartis AG ADR                  4,273,863(E)
    43,535   Genzyme Corp.                    3,245,099(*)
    80,000   Medarex, Inc.                      708,000(*)        REAL ESTATE INVESTMENT TRUSTS (4.5%)
                                            -----------               90,050   General Growth Properties        3,437,209
                                              3,953,099               97,605   Weingarten Realty Investors      3,361,516
CAPITAL MARKETS (8.8%)                                                                                        -----------
   118,890   Bank of New York Mellon          4,961,280                                                         6,798,725
   181,186   Charles Schwab                   3,411,732(E)        ROAD & RAIL (2.8%)
    48,800   Merrill Lynch                    1,988,112               88,975   Canadian National Railway        4,299,272
    37,020   State Street                     2,924,580
                                            -----------           SEMICONDUCTORS & SEMICONDUCTOR
                                             13,285,704           EQUIPMENT (7.1%)
COMMERCIAL SERVICES & SUPPLIES (3.9%)                                357,425   Altera Corp.                     6,587,343
    36,050   Republic Services                1,054,102              145,975   Texas Instruments                4,126,713
   146,360   Waste Management                 4,911,841                                                       -----------
                                            -----------                                                        10,714,056
                                              5,965,943           SOFTWARE (2.6%)
CONSUMER FINANCE (3.0%)                                              147,700   Intuit Inc.                      3,989,377(*)
   105,100   American Express                 4,594,972
                                                                  TEXTILES, APPAREL & LUXURY GOODS (2.0%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (7.5%)                             38,215   V.F. Corp.                       2,962,045
    91,320   Anixter International            5,848,133(*)
   209,750   National Instruments             5,482,865           TOTAL COMMON STOCKS                         146,583,109
                                            -----------           (COST $127,554,469)
                                             11,330,998
ENERGY EQUIPMENT & SERVICES (2.3%)                                SHORT-TERM INVESTMENTS (6.2%)
    40,025   Schlumberger Ltd.                3,482,175            4,867,276   Neuberger Berman Prime Money
                                                                               Fund Trust Class                 4,867,276(#)(@)(OO)
HEALTH CARE PROVIDERS & SERVICES (3.0%)                            4,636,565   Neuberger Berman Securities
   132,575   UnitedHealth Group               4,555,277                        Lending Quality Fund, LLC        4,590,199(++)

INDUSTRIAL CONGLOMERATES (3.1%)                                   TOTAL SHORT-TERM INVESTMENTS
    58,710   3M Co.                           4,646,896(E)        (COST $9,595,079)                             9,457,475

INSURANCE (5.3%)                                                  TOTAL INVESTMENTS (103.0%)
   173,575   Progressive Corp.                2,789,350           (COST $137,149,548)                         156,040,584(##)
   154,600   Willis Group Holdings            5,196,106
                                            -----------           Liabilities, less cash, receivables and
                                              7,985,456           other assets [(3.0%)]                        (4,539,549)
IT SERVICES (1.7%)
   136,300   Euronet Worldwide                2,625,138(*)        TOTAL NET ASSETS (100.0%)                   151,501,035

LIFE SCIENCE TOOLS & SERVICES (1.0%)
    22,000   Millipore Corp.                  1,483,020(*)

MACHINERY (4.5%)
    88,860   Danaher Corp.                    6,756,026

MEDIA (12.2%)
   378,475   Comcast Corp. Class A Special    7,179,671(*)
   168,200   E.W. Scripps                     7,066,082
    94,680   Liberty Global Class A           3,226,694(*)
    33,445   Liberty Global Class C           1,086,294(*)
                                            -----------
                                             18,558,741
MULTI-UTILITIES (3.8%)
   416,453   National Grid                    5,715,342



See Notes to Schedule of Investments

                                                                                                                      MARCH 31, 2008

SCHEDULE OF INVESTMENTS International Portfolio
-----------------------------------------------
(UNAUDITED)

NUMBER OF                                                             NUMBER OF
SHARES                                          MARKET VALUE($)(++)   SHARES                                     MARKET VALUE($)(++)
COMMON STOCKS (87.4%)                                                      62,850  Pfeiffer Vacuum Technology AG       5,785,772
ARGENTINA (1.1%)                                                           63,022  Wacker Chemie AG                   12,912,579
    154,725  Tenaris SA ADR                        7,713,041              137,003  Wincor Nixdorf AG                  10,966,071
                                                                                                                    ------------
AUSTRALIA (2.4%)                                                                                                      75,974,645
  1,878,537  Paladin Resources                     8,738,483(*)(E)
    166,003  Woodside Petroleum                    8,268,200          GREECE (0.5%)
                                                ------------               82,366  Titan Cement                        3,500,548
                                                  17,006,683
                                                                      HONG KONG (0.9%)
AUSTRIA (1.0%)                                                         10,865,715  TPV Technology                      6,422,271
    265,455  Zumtobel AG                           7,049,039
                                                                      IRELAND (5.5%)
BELGIUM (5.6%)                                                            254,248  Allied Irish Banks                  5,382,690
     26,465  Colruyt SA                            6,810,398              464,677  CRH PLC                            17,577,254
    132,269  Euronav SA                            5,024,198              214,750  DCC PLC                             5,075,373
    334,875  Fortis                                8,437,789                1,085  DCC PLC                                25,608
     77,560  Fortis VVPR Strip                         1,224(*)         1,199,681  Dragon Oil PLC                     10,726,170(*)
    169,666  InBev NV                             14,930,516                                                        ------------
    411,825  Option NV                             3,770,976(*)                                                       38,787,095
                                                ------------
                                                  38,975,101          ITALY (3.0%)
                                                                          575,193  Marazzi Group                       4,762,907
BRAZIL (2.9%)                                                           1,256,355  Milano Assicurazioni                8,434,702
    432,939  Natura Cosmeticos SA                  4,416,486              296,020  UBI Banca                           7,584,948
    157,416  Petroleo Brasileiro ADR              16,073,748                                                        ------------
                                                ------------                                                          20,782,557
                                                  20,490,234
                                                                      JAPAN (10.5%)
CANADA (9.9%)                                                             340,800  Bosch Corp.                         1,384,671
    257,845  Addax Petroleum                      10,236,430              645,000  CHIYODA Corp.                       5,855,989
    205,240  Canadian Natural Resources           14,050,577               55,300  Exedy Corp.                         1,575,562
    232,555  Corus Entertainment,                                          76,100  Hogy Medical Co.                    3,916,463
              Inc., B Shares                       4,080,389              119,900  IBIDEN Co., Ltd.                    4,715,169
  1,241,265  First Calgary Petroleums Ltd.         3,494,818(*)(E)        224,100  Maruichi Steel Tube                 7,419,041(E)
    358,778  MacDonald Dettwiler                  16,249,783(*)           160,100  NIFCO Inc.                          3,686,091
     95,925  Stantec, Inc.                         2,814,809(*)           311,000  Nihon Kohden Corp.                  7,113,563
    112,230  Suncor Energy                        10,847,424            1,121,400  Nissan Motor                        9,270,000
    418,360  Talisman Energy                       7,422,023              122,600  Sankyo Co.                          7,281,220
                                                ------------            1,489,000  Sumitomo Metal Industries           5,646,489
                                                  69,196,253            1,372,500  Toray Industries                    8,908,582(E)
                                                                           32,000  Unicharm Petcare Corp.              1,004,815
                                                                          316,700  Yamaha Motor                        5,826,924
DENMARK (0.5%)                                                                                                      ------------
     96,755  Danske Bank A/S                       3,569,369                                                          73,604,579

FINLAND (0.8%)                                                        KOREA (1.1%)
    169,600  Nokia Oyj                             5,365,826              322,900  KT Corp. ADR                        7,668,875

FRANCE (7.1%)                                                         NETHERLANDS (3.4%)
     31,581  Alten                                   932,353(*)           331,612  Aalberts Industries NV              7,088,624
     38,213  BNP Paribas                           3,854,402               19,100  ASML Holding NV                       467,788
    224,992  Ipsos                                 6,986,899              119,745  OPG Groep NV                        3,385,837
     42,030  Pernod Ricard SA                      4,323,680              234,515  TNT NV                              8,711,753
    213,355  Rexel SA                              3,759,067(*)           330,759  Wavin NV                            4,125,264
    172,005  Teleperformance                       6,397,781                                                        ------------
    119,745  Total SA ADR                          8,862,328                                                          23,779,266
     61,453  Vallourec SA                         14,918,588
                                                ------------          NORWAY (2.6%)
                                                  50,035,098              789,655  DnB NOR ASA                        11,986,673
                                                                          379,985  Prosafe ASA                         5,969,503
GERMANY (10.9%)                                                                                                     ------------
    409,593  C.A.T. Oil AG                         6,925,562(*)                                                       17,956,176
    117,606  Continental AG                       11,992,447
    126,525  Gerresheimer AG                       6,366,070(*)       SPAIN (1.6%)
    223,344  Hypo Real Estate Holding AG           5,803,863              377,210  Banco Santander SA                  7,515,460
    126,526  Kloeckner & Co. AG                    6,473,987              122,500  Telefonica SA ADR                   3,519,821
    182,760  Leoni AG                              8,748,294                                                        ------------
                                                                                                                      11,035,281
See Notes to Schedule of Investments

--------------------------------------------------------
(UNAUDITED)

NUMBER OF
SHARES                                               MARKET VALUE($)(++)

SWEDEN (0.3%)
    204,920  Nobia AB                                   1,767,488(E)

SWITZERLAND (2.5%)
     92,340  Advanced Digital Broadcast                 2,603,484(*)
      7,350  Nestle SA                                  3,672,780
    129,707  Swiss Re                                  11,330,261
                                                      -----------
                                                       17,606,525
UNITED KINGDOM (13.3%)
    975,611  Amlin PLC                                  5,261,751
    788,765  Barclays PLC                               7,091,366
    143,940  Chemring Group PLC                         7,016,070
    638,413  Experian Group Ltd.                        4,649,988
    130,783  GlaxoSmithKline PLC                        2,766,894
    768,300  Halma PLC                                  2,954,314
  1,200,160  Informa PLC                                7,461,297
    327,475  Laird Group PLC                            3,282,114
  1,523,289  Lloyds TSB Group PLC                      13,634,617
    251,875  Northgate PLC                              2,841,840
    512,063  Punch Taverns PLC                          5,477,675
    663,095  Raymarine PLC                              3,063,018
    621,300  RPS Group                                  3,976,630
    993,731  Sepura Ltd.                                1,558,045(*)
    556,957  Tullow Oil PLC                             7,300,937
  5,051,861  Vodafone Group                            15,129,505
                                                      -----------
                                                       93,466,061

TOTAL COMMON STOCKS                                   611,752,011
(COST $647,951,689)

PREFERRED STOCKS (4.0%)

BRAZIL (3.1%)
    468,555  Companhia Vale do Rio Doce ADR            13,658,378
    180,400  Ultrapar Participacoes ADR                 6,218,388
    426,452  Universo Online SA                         1,837,338(*)
                                                      -----------
                                                       21,714,104
GERMANY (0.9%)
     33,930  Porsche AG                                 6,201,981

TOTAL PREFERRED STOCKS
(COST $24,086,967)                                     27,916,085

SHORT-TERM INVESTMENTS (12.4%)
 58,057,052  Neuberger Berman Prime Money
              Fund Trust Class                         58,057,052(#)(@)(OO)
 29,609,384  Neuberger Berman Securities
              Lending Quality Fund, LLC                29,313,290(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $87,781,503)                                     87,370,342

TOTAL INVESTMENTS (103.8%)
(COST $759,820,159)                                   727,038,438(##)

Liabilities, less cash, receivables and
 other assets [(3.8%)]                                (26,942,346)

TOTAL NET ASSETS (100.0%)                          $  700,096,092

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY INTERNATIONAL PORTFOLIO
(UNAUDITED)

                                                 MARKET VALUE(+)   PERCENTAGE OF
INDUSTRY                                                             NET ASSETS
Oil, Gas & Consumable Fuels                       $  117,263,724       16.7%
Commercial Banks                                      66,423,388        9.5%
Machinery                                             27,792,984        4.0%
Metals & Mining                                       26,723,908        3.8%
Chemicals                                             25,507,252        3.6%
Insurance                                             25,026,714        3.6%
Media                                                 24,926,366        3.6%
Auto Components                                       23,700,974        3.4%
Automobiles                                           21,298,905        3.0%
Construction Materials                                21,077,802        3.0%
Energy Equipment & Services                           20,608,106        2.9%
Beverages                                             19,254,196        2.7%
Computers & Peripherals                               17,388,342        2.5%
Software                                              16,249,783        2.3%
Wireless Telecommunication Services                   15,129,505        2.2%
Communications Equipment                              13,757,865        2.0%
Construction & Engineering                            12,796,062        1.8%
Diversified Telecommunication                         11,188,696        1.6%
Health Care Equipment & Supplies                      11,030,026        1.6%
Electronic Equipment & Instruments                    10,951,597        1.6%
Trading Companies & Distributors                      10,233,054        1.5%
Air Freight & Logistics                                8,711,753        1.2%
Commercial Services & Supplies                         8,626,618        1.2%
Diversified Financial Services                         8,439,013        1.2%
Leisure Equipment & Products                           7,281,220        1.0%
Electrical Equipment                                   7,049,039        1.0%
Aerospace & Defense                                    7,016,070        1.0%
Food & Staples Retailing                               6,810,398        1.0%
Life Science Tools & Services                          6,366,070        0.9%
Hotels, Restaurants & Leisure                          5,477,675        0.8%
Industrial Conglomerates                               5,100,981        0.7%
Building Products                                      4,762,907        0.7%
Food Products                                          4,677,595        0.7%
Personal Products                                      4,416,486        0.6%
Health Care Providers & Services                       3,385,837        0.5%
Road & Rail                                            2,841,840        0.4%
Pharmaceuticals                                        2,766,894        0.4%
Household Durables                                     2,603,484        0.4%
Internet Software & Services                           1,837,338        0.3%
Specialty Retail                                       1,767,488        0.3%
IT Services                                              932,353        0.1%
Semiconductors & Semiconductor Equipment                 467,788        0.1%
Other Assets-Net                                      60,427,996        8.6%
                                                     -----------      ------
                                                  $  700,096,092      100.0%
                                                     -----------      ------

                                                                                                            MARCH 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Portfolio
------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                    RATING            MARKET VALUE($)(+)
                                                                                     Moody's  S&P
CORPORATE DEBT SECURITIES (93.4%)

AEROSPACE/DEFENSE (2.5%)
       210,000  L-3 Communications Corp., Guaranteed Senior Unsecured Subordinated
                Notes, 7.63%, due 6/15/12                                            Ba3     BB+            214,988

AIRLINES (0.9%)
        86,710  Continental Airlines, Inc., Pass-Through Certificates, 9.80%, due
                4/1/21                                                               Ba1     BB+             78,906

APPAREL/TEXTILES (0.7%)
        60,000  Levi Strauss & Co., Senior Unsubordinated Notes, 9.75%, due
                1/15/15                                                              B2      B+              59,775

AUTO LOANS (2.4%)
       100,000  Ford Motor Credit Co., Senior Unsecured Notes, 7.38%, due 2/1/11     B1      B               83,386
        30,000  Ford Motor Credit Co., Senior Unsecured Notes, 7.25%, due 10/25/11   B1      B               24,643
       130,000  General Motors Acceptance Corp., Senior Unsecured Notes, 6.88%,
                due 9/15/11                                                          B1      B+              99,497
                                                                                                          ---------
                                                                                                            207,526

AUTO PARTS & EQUIPMENT (0.4%)
        36,000  Goodyear Tire & Rubber Co., Senior Unsecured Notes, 9.00%, due
                7/1/15                                                               Ba3     BB-             38,070

BEVERAGE (1.0%)
        75,000  Constellation Brands, Inc., Guaranteed Notes, 8.38%, due 12/15/14    Ba3     BB-             77,250
        10,000  Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16      Ba3     BB-              9,725
                                                                                                          ---------
                                                                                                             86,975

CASH SUBSTITUTE (12.8%)
     1,172,200  CDX High Yield, Secured Notes, Ser. 9-T1, 8.75%, due 12/29/12        B3                   1,115,055(n)

CHEMICALS (2.4%)
        65,000  Hexion US Finance Corp., Senior Secured Notes, 9.75%, due 11/15/14   B3      B               69,713
        45,000  MacDermid, Inc., Senior Subordinated Notes, 9.50%, due 4/15/17       Caa1    CCC+            40,275(n)
       110,000  Momentive Performance Materials, Inc., Guaranteed Notes, 10.13%,
                due 12/1/14                                                          B3      B               95,700
                                                                                                          ---------
                                                                                                            205,688

ELECTRIC - GENERATION (7.7%)
        90,000  AES Corp., Senior Secured Notes, 8.75%, due 5/15/13                  Ba3     BB+             93,600(n)
        10,000  AES Corp., Senior Unsecured Notes, 7.75%, due 10/15/15               B1      BB-             10,075
        40,000  AES Corp., Senior Unsecured Notes, 8.00%, due 10/15/17               B1      BB-             40,500
       175,000  Dynegy-Roseton Danskamme, Pass-Through Certificates, Ser. B,
                7.67%, due 11/8/16                                                   Ba3     B              175,329
        60,000  Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27    B1      BB-             56,400
       110,000  Mirant Americas Generation, Inc., Senior Unsecured Notes, 8.30%,
                due 5/1/11                                                           B3      B-             112,200
        63,861  Mirant Mid-Atlantic LLC, Pass-Through Certificates, Ser. A, 8.63%,
                due 6/30/12                                                          Ba1     BB              68,011

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Portfolio cont'd
-------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                    RATING            MARKET VALUE($)(+)
                                                                                     Moody's  S&P

       115,000  NRG Energy, Inc., Guaranteed Notes, 7.38%, due 2/1/16                B1      B              112,700
                                                                                                          ---------
                                                                                                            668,815

ELECTRIC - INTEGRATED (4.9%)
        70,000  CMS Energy Corp., Senior Unsecured Notes, 7.75%, due 8/1/10          Ba1     BB+             73,186
        20,000  CMS Energy Corp., Senior Unsecured Notes, 6.30%, due 2/1/12          Ba1     BB+             20,120
        25,000  CMS Energy Corp., Senior Unsecured Notes, 6.88%, due 12/15/15        Ba1     BB+             24,842
       315,000  Texas Competitive Electric Holdings Co. LLC, Guaranteed Notes,
                10.50%, due 11/1/16                                                  B3      CCC            308,700(n)
                                                                                                          ---------
                                                                                                            426,848

ELECTRONICS (2.1%)
        60,000  Flextronics Int'l, Ltd., Senior Subordinated Notes, 6.25%, due
                11/15/14                                                             Ba2     BB-             55,200
        80,000  Freescale Semiconductor, Inc., Guaranteed Notes, 9.13%, due
                12/15/14                                                             B2      B-              58,400
        75,000  NXP BV Funding LLC, Senior Secured Notes, 7.88%, due 10/15/14        Ba3     BB-             68,625
                                                                                                          ---------
                                                                                                            182,225

ENERGY-EXPLORATION & PRODUCTION (3.4%)
       175,000  Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due 9/15/13        Ba3     BB             180,250
        30,000  Forest Oil Corp., Guaranteed Senior Unsecured  Notes, 7.75%, due
                5/1/14                                                               B1      BB-             30,825
        45,000  Pioneer Natural Resources Co., Senior Unsecured Notes, 6.65%, due
                3/15/17                                                              Ba1     BB+             42,592
        40,000  Southwestern Energy Co., Senior Unsecured Notes, 7.50%, due 2/1/18   Ba2     BB+             41,400(n)
                                                                                                          ---------
                                                                                                            295,067

ENVIRONMENTAL (0.4%)
        40,000  Allied Waste North America, Inc., Senior Secured Notes, Ser. B,
                5.75%, due 2/15/11                                                   B1      BB              39,100

FOOD & DRUG RETAILERS (0.6%)
        20,000  Rite Aid Corp., Guaranteed Notes, 8.63%, due 3/1/15                  Caa1    CCC+            15,250
        45,000  Rite Aid Corp., Guaranteed Notes, 9.50%, due 6/15/17                 Caa1    CCC+            35,325
                                                                                                          ---------
                                                                                                             50,575

GAMING (4.1%)
        25,000  Chukchansi Economic Development Authority, Senior Unsecured Notes,
                8.00%, due 11/15/13                                                  B2      BB-             22,500(n)
        40,000  Fontainebleau Las Vegas Holdings LLC, Second Mortgage, 10.25%, due
                6/15/15                                                              Caa1    CCC+            28,200(n)
        10,000  Harrah's Operating Co, Inc., Guaranteed Notes, 5.50%, due 7/1/10     Caa1    B-               8,750
        75,000  MGM Grand, Inc., Senior Secured Notes, 6.00%, due 10/1/09            Ba2     BB              74,438
        51,000  Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14          B3      B               53,805(n)
       105,000  San Pasqual Casino, Notes, 8.00%, due 9/15/13                        B2      BB-             97,912(n)
        75,000  Shingle Springs Tribal Gaming Authority, Senior Notes, 9.38%, due
                6/15/15                                                              B3      B               66,375(n)
                                                                                                          ---------
                                                                                                            351,980

GAS DISTRIBUTION (7.1%)
        35,000  AmeriGas Partners L.P., Senior Notes, 7.13%, due 5/20/16             B1                      34,300

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Portfolio cont'd
-------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                    RATING            MARKET VALUE($)(+)
                                                                                     Moody's  S&P

        70,000  El Paso Energy Corp., Senior Unsecured Notes, 6.75%, due 5/15/09     Ba3     BB-             70,894
        60,000  El Paso Natural Gas Co., Senior Unsecured Notes, 8.38%, due
                6/15/32                                                              Baa3    BB              68,141
        35,000  Kinder Morgan, Inc., Guaranteed Notes, 5.35%, due 1/5/11             Ba2     BB              34,738
       167,000  Kinder Morgan, Inc., Senior Unsecured Notes, 6.50%, due 9/1/12       Ba2     BB             169,335
        40,000  Kinder Morgan, Inc., Guaranteed Notes, 5.70%, due 1/5/16             Ba2     BB              37,900
        44,000  Regency Energy Partners L.P., Guaranteed Notes, 8.38%, due
                12/15/13                                                             B1      B               44,880
       155,000  Sabine Pass L.P., Senior Secured Notes, 7.50%, due 11/30/16          Ba3     BB             149,575
        10,000  Williams Partners L.P., Senior Unsecured Notes, 7.25%, due 2/1/17    Ba2     BBB-            10,050
                                                                                                          ---------
                                                                                                            619,813

HEALTH SERVICES (10.3%)
        50,000  HCA, Inc., Senior Secured Notes, 9.25%, due 11/15/16                 B2      BB-             51,875
       235,000  HCA, Inc., Senior Secured Notes, 9.63%, due 11/15/16                 B2      BB-            243,812
        45,000  LVB Acquisition Merger, Inc., Guaranteed Notes, 10.38%, due
                10/15/17                                                             B3      B-              46,688(n)
       100,000  LVB Acquisition Merger, Inc., Guaranteed Notes, 11.63%, due
                10/15/17                                                             Caa1    B-             100,000(n)
        69,528  NMH Holdings, Inc., Senior Unsecured Floating Rate Notes, 9.93%,
                due 6/15/08                                                          Caa2    CCC+            60,489(n)(u)
        75,000  Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/15       B1      BB-             73,781
        40,000  Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27       B1      BB-             34,000
        75,000  US Oncology, Inc., Guaranteed Notes, 9.00%, due 8/15/12              B2      B-              74,625
        45,000  Ventas Realty L.P., Guaranteed Notes, 6.75%, due 6/1/10              Ba1     BBB-            45,056
        20,000  Ventas Realty L.P., Senior Notes, 6.63%, due 10/15/14                Ba1     BBB-            19,700
        95,000  Ventas Realty L.P., Guaranteed Notes, 7.13%, due 6/1/15              Ba1     BBB-            94,288
        15,000  Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16              Ba1     BBB-            14,475
        40,000  Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17              Ba1     BBB-            39,100
                                                                                                          ---------
                                                                                                            897,889

HOTELS (0.2%)
        15,000  Host Hotels & Resorts L.P., Senior Secured Notes, 7.13%, due
                11/1/13                                                              Ba1     BB              14,700
INVESTMENTS & MISC. FINANCIAL SERVICES (1.3%)
       100,000  Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13              Caa1    B-              94,000
        20,000  Cardtronics, Inc., Senior Subordinated Notes, Ser. B, 9.25%, due
                8/15/13                                                              Caa1    B-              18,800(n)
                                                                                                          ---------
                                                                                                            112,800

MEDIA - BROADCAST (2.6%)
       125,000  CMP Susquehanna Corp., Guaranteed Notes, 9.88%, due 5/15/14          Caa1    CCC             86,250
       130,000  LIN Television Corp., Guaranteed Notes, 6.50%, due 5/15/13           B1      B+             120,575


SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Portfolio cont'd
-------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                    RATING            MARKET VALUE($)(+)
                                                                                     Moody's  S&P

        25,000  Univision Communications, Inc., Guaranteed Notes, 9.75%, due
                3/15/15                                                              B3      CCC             15,125(n)
                                                                                                          ---------
                                                                                                            221,950

MEDIA - CABLE (3.7%)
        20,000  CCH I Holdings LLC, Senior Secured Notes, 11.00%, due 10/1/15        Caa3    CCC             13,900
       125,000  DirecTV Holdings LLC, Guaranteed Notes, 8.38%, due 3/15/13           Ba3     BB-            126,719
        30,000  EchoStar DBS Corp., Guaranteed Notes, 5.75%, due 10/1/08             Ba3     BB-             29,850
        85,000  EchoStar DBS Corp., Guaranteed Notes, 7.00%, due 10/1/13             Ba3     BB-             80,112
        85,000  Mediacom Broadband LLC, Senior Unsecured Notes, 8.50%, due
                10/15/15                                                             B3      B-              71,400
                                                                                                          ---------
                                                                                                            321,981

MEDIA - SERVICES (1.4%)
        55,000  Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13               Ba3     BB-             52,250
        60,000  WMG Acquisition Corp., Senior Subordinated Notes, 7.38%, due
                4/15/14                                                              B3      B               46,200
        50,000  WMG Holdings Corp., Guaranteed Notes, Step-Up, 0.00%/9.50%, due
                12/15/14                                                             B3      B               26,000(^^)
                                                                                                          ---------
                                                                                                            124,450
METALS/MINING EXCLUDING STEEL (3.8%)
        70,000  Aleris Int'l, Inc., Guaranteed Notes, 9.00%, due 12/15/14            B3      B-              51,100
        75,000  Arch Western Finance Corp., Senior Secured Notes, 6.75%, due
                7/1/13                                                               B1      BB-             74,812
        20,000  Freeport-McMoRan Copper & Gold, Senior Unsecured Notes, 8.39%, due
                4/1/08                                                               Ba2     BBB-            19,650(u)
        35,000  Freeport-McMoRan Copper & Gold, Senior Unsecured Notes, 8.25%, due
                4/1/15                                                               Ba2     BB              36,925
        30,000  Freeport-McMoRan Copper & Gold, Senior Unsecured Notes, 8.38%, due
                4/1/17                                                               Ba2     BB              31,838
       120,000  Massey Energy Co., Guaranteed Notes, 6.88%, due 12/15/13             B2      B+             116,100
                                                                                                          ---------
                                                                                                            330,425

NON-FOOD & DRUG RETAILERS (0.2%)
        25,000  Blockbuster, Inc., Guaranteed Notes, 9.00%, due 9/1/12               Caa2    CCC             20,375

PACKAGING (2.5%)
       130,000  Ball Corp., Guaranteed Unsecured Notes, 6.88%, due 12/15/12          Ba1     BB+            132,275
        50,000  Crown Americas LLC, Guaranteed Notes, 7.75%, due 11/15/15            B1      B               51,375
        45,000  Graham Packaging Co., Inc., Guaranteed Notes, 9.88%, due 10/15/14    Caa1    CCC+            37,800
                                                                                                          ---------
                                                                                                            221,450

PRINTING & PUBLISHING (1.4%)
        50,000  Dex Media West LLC, Guaranteed Notes, Ser. B, 9.88%, due 8/15/13     B1      BB-             43,500
        30,000  Idearc, Inc., Guaranteed Notes, 8.00%, due 11/15/16                  B2      BB-             19,425
        30,000  R.H. Donnelley Corp., Senior Unsecured Notes, 6.88%, due 1/15/13     B3      B               18,300
        65,000  Reader's Digest Association, Inc., Senior Subordinated Notes,
                9.00%, due 2/15/17                                                   Caa1    CCC             43,388(n)
                                                                                                          ---------
                                                                                                            124,613

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Portfolio cont'd
-------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                    RATING            MARKET VALUE($)(+)
                                                                                     Moody's  S&P

RAILROADS (0.7%)
        55,000  TFM SA de C.V., Senior Unsubordinated Notes, 9.38%, due 5/1/12       B2                      56,788

REAL ESTATE DEV. & MGT. (1.2%)
       105,000  American Real Estate Partners L.P., Senior Unsecured Notes, 8.13%,
                due 6/1/12                                                           Ba3     BBB-           102,375

RESTAURANTS (0.8%)
        75,000  NPC Int'l, Inc., Guaranteed Notes, 9.50%, due 5/1/14                 Caa1    B-              67,875

SOFTWARE/SERVICES (1.8%)
        90,000  First Data Corp., Guaranteed Notes, 9.88%, due 9/24/15               B3      B               74,025(n)
        85,000  Sungard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15    Caa1    B-              85,425
                                                                                                          ---------
                                                                                                            159,450

STEEL PRODUCERS/PRODUCTS (1.9%)
        45,000  Metals U.S.A. Holdings Corp., Senior Unsecured Floating Rate
                Notes, 10.83%, due 4/1/08                                            Caa1    CCC             33,525(u)
        65,000  Steel Dynamics, Inc., Senior Notes, 7.38%, due 11/1/12               Ba2     BB+             65,650(n)
        70,000  Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15             B3      B-              61,600
                                                                                                          ---------
                                                                                                            160,775

SUPPORT - SERVICES (0.9%)
        85,000  Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due
                2/1/15                                                               B2      B               79,475(n)

TELECOM - INTEGRATED/SERVICES (3.4%)
        45,000  Dycom Industries, Inc., Guaranteed Notes, 8.13%, due 10/15/15        Ba3     B+              42,300
        40,000  Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, 8.25%,
                due 1/15/13                                                          B3      BB-             40,300
        75,000  Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, 8.63%,
                due 1/15/15                                                          B3      BB-             75,562
        45,000  Nextel Communications, Inc., Guaranteed Notes, Ser. E, 6.88%, due
                10/31/13                                                             Baa3    BBB-            35,550
        75,000  Nordic Telephone Co. Holdings, Senior Secured Notes, 8.88%, due
                5/1/16                                                               B2      B               72,750(n)
        40,000  Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28          Baa3    BBB-            29,800
                                                                                                          ---------
                                                                                                            296,262

TELECOM - WIRELESS (0.5%)
        40,000  American Tower Corp., Senior Unsecured Notes, 7.13%, due 10/15/12    Ba1     BB+             40,900

THEATERS & ENTERTAINMENT (0.5%)
        40,000  AMC Entertainment, Inc., Guaranteed Notes, Ser. B, 8.63%, due
                8/15/12                                                              Ba3     B-              40,400

TRANSPORTATION EXCLUDING AIR/RAIL (0.9%)
        35,000  ERAC USA Finance Co., Guaranteed Notes, 6.38%, due 10/15/17          Baa2    BBB             31,272(n)
        55,000  ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37          Baa2    BBB             45,214(n)
                                                                                                          ---------
                                                                                                             76,486

        TOTAL CORPORATE DEBT SECURITIES (COST $8,340,049)                                                 8,112,825

SCHEDULE OF INVESTMENTS Lehman Brothers High Income Bond Portfolio cont'd
-------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                    RATING            MARKET VALUE($)(+)
                                                                                     Moody's  S&P

NUMBER OF SHARES

SHORT-TERM INVESTMENTS (3.4%)
       294,556  Neuberger Berman Prime Money Fund Trust Class                                               294,556(@)(#)

                TOTAL INVESTMENTS (96.8%) (COST $8,634,605)                                               8,407,381(##)

                Cash, receivables and other assets, less liabilities (3.2%)                                 279,747

                TOTAL NET ASSETS (100.0%)                                                                $8,687,128


See Notes to Schedule of Investments

                                                                                                           MARCH 31, 2008

SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Portfolio
---------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                         RATING                MARKET
                                                                                                               VALUE($)(+)
                                                                                         Moody's  S&P
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S.
GOVERNMENT (3.5%)
     32,175,000  U.S. Treasury Notes, 2.13%, due 1/31/10                                 AGY      AGY           32,449,003
     28,750,000  U.S. Treasury Notes, 4.50%, due 11/15/10                                AGY      AGY           30,829,890(OO)
                 TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT
                 OF THE U.S. GOVERNMENT COST $62,977,640)                                                       63,278,893

MORTGAGE-BACKED SECURITIES (50.9%)

ADJUSTABLE ALT-A CONFORMING BALANCE (1.7%)
     14,071,966  Countrywide Home Loans Mortgage Pass-Through Trust, Ser. 2007-
                 HYB2, Class 2A1, 5.44%, due 4/1/08                                      Aaa      AAA           10,594,776(u)(OO)

ADJUSTABLE ALT-A JUMBO BALANCE (2.4%)
     13,834,963  Bear Stearns ALT-A Trust, Ser. 2007-1, Class 21A1, 5.73%, due
                 4/1/08                                                                  Aaa      AAA           10,605,709(u)
      5,256,319  JP Morgan Alternative Loan Trust, Ser. 2006-A2, Class 3A1, 5.94%,
                 due 4/1/08                                                                       AAA            4,286,974(u)
                                                                                                                ----------
                                                                                                                14,892,683
ADJUSTABLE ALT-A MIXED BALANCE (9.2%)
      9,064,261  Bear Stearns ALT-A Trust, Ser. 2007-2, Class 2A1, 5.60%, due
                 4/1/08                                                                  Aaa      AAA            7,141,416(u)
      9,736,674  Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1, 6.48%, due
                 7/25/36                                                                 Aaa      AAA            7,477,717
     14,677,504  Countrywide Home Loans Mortgage Pass-Through Trust, Ser. 2007-
                 HYB1, Class 2A1, 5.65%, due 4/1/08                                      Aaa      AAA           11,140,355(u)
     15,677,031  First Horizon Alternative Mortgage Securities Trust, Ser. 2006-
                 AA3, Class A1, 6.32%, due 4/1/08                                        Aaa                    12,497,296(u)
      9,674,219  First Horizon Alternative Mortgage Securities Trust, Ser. 2006-
                 AA7, Class A1, 6.54%, due 4/1/08                                        Aaa                     7,551,061(u)
      7,669,465  Nomura Asset Acceptance Corp., Ser. 2006-AR2, Class 2A2, 6.57%,
                 due 4/1/08                                                              Aaa      AAA            5,655,210(u)
      4,233,796  Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31,
                 5.60%, due 4/1/08                                                       Aaa      AAA            3,527,569(u)
      2,783,156  Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21, 5.96%,
                 due 4/1/08                                                              Aaa      AAA            2,148,486(u)
                                                                                                                ----------
                                                                                                                57,139,110
ADJUSTABLE ALT-B MIXED BALANCE (0.4%)
      3,116,118  Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 4.66%, due
                 5/25/08                                                                 Aaa      AAA            2,226,306(u)

ADJUSTABLE CONFORMING BALANCE (1.2%)
      4,376,922  Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1, 5.38%,
                 due 4/1/08                                                              Aaa      AAA            4,205,557(u)
      3,973,771  IndyMac INDX Mortgage Loan Trust, Ser. 2005-AR23, Class 2A1,
                 5.52%, due 4/1/08                                                       Aaa      AAA            3,299,408(u)
                                                                                                                ----------
                                                                                                                 7,504,965
ADJUSTABLE JUMBO BALANCE (6.5%)
      1,833,063  Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.35%, due
                 4/1/08                                                                  Aaa      AAA            1,556,905(u)
      5,030,187  Banc of America Funding Corp., Ser. 2006-H, Class 2A3, 6.70%, due
                 4/1/08                                                                           AAA            4,883,050(u)
      8,744,200  Harborview Mortgage Loan Trust, Ser. 2006-3, Class 1A1A, 6.36%,
                 due 4/1/08                                                              Aaa      AAA            6,527,474(u)(OO)


SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Portfolio cont'd
----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                         RATING                MARKET
                                                                                                               VALUE($)(+)
                                                                                         Moody's  S&P
                                                                                         Moody's  S&P
      6,833,022  IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR7, Class 3A1, 6.08%,
                 due 4/1/08                                                              Aaa      AAA            5,292,344(u)
      5,729,759  Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1,
                 4.51%, due 4/1/08                                                                AAA            5,445,185(u)
     18,000,000  Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-AR16,
                 Class 4A2, 4.99%, due 10/25/35                                          Aaa      AAA           16,461,445(OO)
                                                                                                                ----------
                                                                                                                40,166,403
ADJUSTABLE MIXED BALANCE (7.0%)
      4,152,616  Banc of America Funding Corp., Ser. 2005-H, Class 7A1, 5.62%, due
                 4/1/08                                                                           AAA            3,452,968(u)
      3,326,700  Banc of America Funding Corp., Ser. 2006-A, Class 3A2, 5.85%, due
                 4/1/08                                                                           AAA            2,693,086(u)
      3,946,161  Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB3,
                 Class 1A1A, 5.46%, due 4/1/08                                           Aaa      AAA            4,056,020(u)
      4,910,100  Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB5,
                 Class 2A1, 5.84%, due 4/1/08                                            Aaa      AAA            3,702,087(u)
      4,385,748  Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-
                 AR4, Class 2A1, 4.68%, due 4/1/08                                       Aaa      AAA            4,118,817(u)
      4,705,913  First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class
                 2A1, 5.44%, due 4/1/08                                                           AAA            4,514,550(u)
      5,494,967  GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.59%,
                 due 4/1/08                                                              Aaa      AAA            5,278,933(u)
      1,161,967  Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 4.24%, due
                 4/19/08                                                                 Aaa      AAA            1,097,547(u)
      9,234,753  IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR3, Class 2A1A,
                 6.37%, due 4/1/08                                                       Aaa      AAA            6,867,621(u)(OO)
      7,225,000  WaMu Mortgage Pass-Through Certificates, Ser. 2004-AR9, Class A7,
                 4.14%, due 8/25/34                                                      Aaa      AAA            7,171,466
                                                                                                                ----------
                                                                                                                42,953,095
COMMERCIAL MORTGAGE-BACKED (19.8%)
     10,055,429  Banc of America Commercial Mortgage, Inc., Ser. 2006-3, Class A1,
                 5.68%, due 7/10/44                                                               AAA           10,089,650
      4,384,340  Banc of America Commercial Mortgage, Inc., Ser. 2005-6, Class A1,
                 5.00%, due 9/10/47                                                      Aaa      AAA            4,371,435
      8,749,936  Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2006-PW14,
                 Class A1, 5.04%, due 12/11/38                                                    AAA            8,628,163
      7,998,619  Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class
                 A1, 5.10%, due 9/15/40                                                           AAA            7,991,804
     11,087,452  GE Capital Commercial Mortgage Corp., Ser. 2002-2A, Class A2,
                 4.97%, due 8/11/36                                                      Aaa      AAA           11,032,000
      6,900,000  GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2,
                 4.85%, due 7/10/45                                                               AAA            6,837,959
      2,049,137  GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A1,
                 4.97%, due 11/10/45                                                              AAA            2,035,387
      2,736,436  Greenwich Capital Commercial Funding Corp., Ser. 2002-C1, Class
                 A3, 4.50%, due 1/11/17                                                  Aaa      AAA            2,681,282(OO)
      1,601,393  Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class
                 A1, 3.92%, due 8/10/42                                                  Aaa      AAA            1,591,345
      5,666,672  JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-
                 LDP7, Class A1, 6.02%, due 4/1/08                                       Aaa      AAA            5,701,465(u)
      3,640,589  JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2004-
                 C2, Class A1, 4.28%, due 5/15/41                                        Aaa                     3,611,193
     14,342,687  JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-
                 LDP5, Class A1, 5.03%, due 12/15/44                                     Aaa      AAA           14,302,764

SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Portfolio cont'd
----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                         RATING                MARKET
                                                                                                               VALUE($)(+)
                                                                                         Moody's  S&P
      7,631,576  JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-
                 LD11, Class A1, 5.65%, due 6/15/49                                      Aaa      AAA            7,625,712
      3,987,591  LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A1, 5.48%,
                 due 3/15/39                                                             Aaa      AAA            3,992,323
     10,563,203  Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5,
                 Class A1, 4.28%, due 8/12/48                                            Aaa      AAA           10,304,141
     10,400,000  Morgan Stanley Capital I, Ser. 2005-HQ5, Class A2, 4.81%, due
                 1/14/42                                                                          AAA           10,333,528
      2,556,238  Morgan Stanley Capital I, Ser. 2005-HQ6, Class A1, 4.65%, due
                 8/13/42                                                                          AAA            2,536,231
      3,977,162  Morgan Stanley Capital I, Ser. 2006-T21, Class A1, 4.93%, due
                 10/12/52                                                                Aaa      AAA            3,938,464
      4,887,680  Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C7, Class A1,
                 4.24%, due 10/15/35                                                     Aaa      AAA            4,805,208(n)
                                                                                                               -----------
                                                                                                               122,410,054
MORTGAGE-BACKED NON-AGENCY (1.3%)
      2,150,805  Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due
                 6/25/35                                                                 Aaa      AAA            2,251,977(n)
      4,444,827  GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due
                 3/25/35                                                                 Aaa      AAA            5,000,690(n)
        902,796  GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due
                 9/25/35                                                                 Aaa      AAA              936,485(n)
                                                                                                               -----------
                                                                                                                 8,189,152
FANNIE MAE (0.4%)
      2,313,285  Whole Loan, Ser. 2004-W8, Class PT, 10.30%, due 4/1/08                  AGY      AGY            2,546,238(u)

FREDDIE MAC (1.0%)
         11,566  Mortgage Participation Certificates, 10.00%, due 4/1/20                 AGY      AGY               13,823
      3,199,787  Pass-Through Certificates, 8.00%, due 11/1/26                           AGY      AGY            3,477,322
      2,117,905  Pass-Through Certificates, 8.50%, due 10/1/30                           AGY      AGY            2,344,670
                                                                                                               -----------
                                                                                                                 5,835,815

                 TOTAL MORTGAGE-BACKED SECURITIES (COST $350,962,380)                                          314,458,597

CORPORATE DEBT SECURITIES (15.6%)

AUTOMOBILE MANUFACTURERS (0.4%)
      2,500,000  DaimlerChrysler N.A. Holdings Corp., Guaranteed Unsecured Notes,
                 4.05%, due 6/4/08                                                       A3       BBB+           2,500,922
BANKS (3.2%)
      9,000,000  Bank of America Corp., Subordinated Unsecured Notes, 7.80%, due
                 2/15/10                                                                 Aa2      AA-            9,620,964
      6,350,000  Wachovia Corp., Senior Notes, 3.63%, due 2/17/09                        Aa3      AA-            6,330,226(OO)
      3,500,000  Wells Fargo & Co., Senior Unsecured Notes, 3.13%, due 4/1/09            Aa1      AA+            3,463,180(OO)
                                                                                                               -----------
                                                                                                                19,414,370
DIVERSIFIED FINANCIAL SERVICES (9.9%)
      3,575,000  Boeing Capital Corp., Senior Unsecured Notes, 4.75%, due 8/25/08        A2       A+             3,609,860
      4,000,000  Caterpillar Financial Services Corp., Medium-Term Senior Unsecured
                 Notes, Ser. F, 3.83%, due 12/15/08                                      A2       A              3,997,228
      4,200,000  Citicorp, Medium-Term Subordinated Notes, Ser. F, 6.38%, due
                 11/15/08                                                                A1       A+             4,282,551(OO)
      3,000,000  Citigroup, Inc., Senior Unsecured Notes, 4.25%, due 7/29/09             Aa3      AA-            2,995,740(OO)
     10,200,000  General Electric Capital Corp., Medium-Term Senior Unsecured            Aaa      AAA           10,424,482(OO)
                 Notes, Ser. A, 4.25%, due 9/13/10


SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Portfolio cont'd
----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                         RATING                MARKET
                                                                                                               VALUE($)(+)
                                                                                         Moody's  S&P
     11,800,000  Goldman Sachs Group, Inc., Senior Unsecured Notes, 6.88%, due
                 1/15/11                                                                 Aa3      AA-           12,596,394
      4,500,000  HSBC Finance Corp., Senior Unsecured Notes, 4.13%, due 12/15/08         Aa3      AA-            4,494,546(OO)
      4,600,000  International Lease Finance Corp., Senior Unsecured Notes, 3.50%,
                 due 4/1/09                                                              A1       AA-            4,530,949(OO)
      5,300,000  JP Morgan Chase & Co., Senior Unsecured Notes, 3.63%, due 5/1/08        Aa2      AA-            5,299,168
      2,475,000  MBNA Corp., Notes, 4.63%, due 9/15/08                                   Aa1      AA             2,488,355
      6,500,000  Morgan Stanley, Senior Unsecured Notes, 4.00%, due 1/15/10              Aa3      AA-            6,422,162
                                                                                                               -----------
                                                                                                                61,141,435
MEDIA (2.1%)
      2,735,000  British Sky Broadcasting Group PLC, Guaranteed Senior Unsecured
                 Notes, 8.20%, due 7/15/09                                               Baa2     BBB            2,812,764(OO)
      4,570,000  Comcast Cable Communications, Guaranteed Unsecured Unsubordinated
                 Notes, 6.20%, due 11/15/08                                              Baa2     BBB+           4,624,639
      2,525,000  News America Holdings, Inc., Guaranteed Notes, 7.38%, due 10/17/08      Baa2     BBB+           2,557,914
      3,000,000  Time Warner Entertainment LP, Senior Unsecured Notes, 7.25%, due
                 9/1/08                                                                  Baa2     BBB+           3,034,602
                                                                                                                13,029,919
                                                                                                               -----------
                 TOTAL CORPORATE DEBT SECURITIES (COST $95,307,700)                                             96,086,646

ASSET-BACKED SECURITIES (14.3%)
      7,047,248  ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-FM1, Class
                 A2A, 2.64%, due 4/25/08                                                 Aaa      AAA            6,922,139(u)
      4,750,000  ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class
                 A2B, 2.73%, due 4/25/08                                                 Aaa      AAA            4,208,359(u)
      2,000,000  ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class
                 A2C, 2.75%, due 4/25/08                                                 Aaa      AAA            1,767,967(u)
      1,106,716  ACE Securities Corp. Home Equity Loan Trust, Ser. 2005-HE6, Class
                 A2B, 2.80%, due 4/25/08                                                 Aaa      AAA            1,101,313(u)
      1,753,000  Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE9, Class
                 1A2, 2.75%, due 4/25/08                                                 Aaa      AAA            1,377,049(u)
        272,962  Capital Auto Receivables Asset Trust, Ser. 2004-2, Class A3,
                 3.58%, due 1/15/09                                                      Aaa      AAA              273,050
      1,954,471  Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A1, 2.64%,
                 due 4/25/08                                                             Aaa      AAA            1,937,897(u)
      5,252,911  Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class A3, 2.78%,
                 due 4/25/08                                                             Aaa      AAA            4,854,999(u)
      4,000,000  Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 2.86%,
                 due 4/25/08                                                             Aaa      AAA            2,690,820(u)
        591,062  Chase Funding Mortgage Loan, Ser. 2003-6, Class 1A3, 3.34%, due
                 5/25/26                                                                 Aaa      AAA              589,219
      4,000,000  Chase Issuance Trust, Ser. 2005-A9, Class A9, 2.84%, due 4/15/08        Aaa      AAA            3,948,678(u)
      4,000,000  Citibank Credit Card Master Trust I, Ser. 1997-4, Class A, 3.11%,
                 due 6/10/08                                                             Aaa      AAA            3,973,256(u)
      4,000,000  Countrywide Asset-Backed Certificates Trust, Ser. 2006-3, Class
                 2A2, 2.78%, due 4/25/08                                                 Aaa      AAA            3,650,501(u)
      2,316,724  Countrywide Asset-Backed Certificates Trust, Ser. 2006-5, Class
                 2A2, 2.78%, due 4/25/08                                                 Aaa      AAA            2,149,548(u)
      4,296,241  Countrywide Asset-Backed Certificates Trust, Ser. 2006-6, Class
                 2A2, 2.78%, due 4/25/08                                                 Aaa      AAA            4,015,483(u)
      5,000,000  Discover Card Master Trust, Ser. 2008-A1, Class A1, 3.37%, due
                 4/15/08                                                                 Aaa      AAA            4,951,564(u)
      8,836,515  Fieldstone Mortgage Investment Corp., Ser. 2006-2, Class 2A1,
                 2.69%, due 4/25/08                                                      Aaa      AAA            8,595,925(u)(OO)

SCHEDULE OF INVESTMENTS Lehman Brothers Short Duration Bond Portfolio cont'd
----------------------------------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT($)                                                                         RATING                MARKET
                                                                                                               VALUE($)(+)
                                                                                         Moody's  S&P
      5,216,522  GSAMP Trust, Mortgage Pass-Through Certificates Class A2A, Ser.
                 2006-HE4, 2.67%, due 4/25/08                                            Aaa      AAA            5,145,716(u)(OO)
      3,022,574  Impac Secured Assets Corp., Ser. 2006-3, Class A4, 2.69%, due
                 4/25/08                                                                 Aaa      AAA            2,860,072(u)
         15,871  John Deere Owner Trust, Ser. 2005-A, Class A3, 3.98%, due 6/15/09       Aaa      AAA               15,879
      2,042,761  Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 4.80%, due 4/14/08         Baa2     BBB-              40,855(n)(u)
      1,016,966  MASTR Asset Backed Securities Trust, Ser. 2006-WMC1, Class A1,
                 2.67%, due 4/25/08                                                      Aaa      AAA            1,012,758(u)
      2,550,546  Merrill Lynch Mortgage Investors Trust, Ser. 2006-MLN1, Class A2A,
                 2.67%, due 4/25/08                                                      Aaa      AAA            2,444,163(u)
      1,739,747  Nomura Asset Acceptance Corp., Ser. 2005-S4, Class AIO, 20.00%,
                 Interest Only Security, due 10/25/35                                    Aaa      AAA               44,038
      2,506,667  Nomura Asset Acceptance Corp., Ser. 2006-S2, Class AIO, 10.00%,
                 Interest Only Security, due 4/25/36                                     Aaa      BBB               79,118(n)
      4,567,045  Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class
                 AI2, 2.83%, due 4/25/08                                                 Aaa      AAA            4,147,853(u)
      4,586,282  Resmae Mortgage Loan Trust, Ser. 2006-1, Class A2A, 2.70%, due
                 4/25/08                                                                 Aaa      AAA            4,438,282(n)(u)
      1,475,000  Securitized Asset Backed Receivables LLC Trust, Ser. 2006-WM4,
                 Class A2C, 2.76%, due 4/25/08                                           Aaa      A              1,020,253(u)
      5,175,000  Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3,
                 2.77%, due 4/25/08                                                      Aaa      AAA            4,272,587(u)(OO)
      6,370,000  Structured Asset Investment Loan Trust, Ser. 2006-3, Class A4,
                 2.69%, due 4/25/08                                                      Aaa      AAA            6,033,072(u)
         21,835  USAA Auto Owner Trust, Ser. 2005-1, Class A3, 3.90%, due 7/15/09        Aaa      AAA               21,844
                                                                                                               -----------
                 TOTAL ASSET-BACKED SECURITIES (COST $95,189,642)                                               88,584,257

REPURCHASE AGREEMENTS (8.3%)
     51,570,000  Repurchase Agreement with Fixed Income Clearing Corp., 1.90%, due
                 4/1/08, dated 3/31/08, Maturity Value $51,572,722, Collateralized by
                 $51,810,000 Fannie Mae, 4.75%, due 1/2/13 (Collateral Value
                 $53,121,829)   (COST $ 51,570,000)                                                             51,570,000(#)

                 TOTAL INVESTMENTS (99.3%) (COST $656,007,362)                                                 613,978,393(##)

                 Cash, receivables and other assets, less liabilities (0.7%)                                     4,151,741(c/c/)

                 TOTAL NET ASSETS (100.0%)                                                                    $618,130,134


See Notes to Schedule of Investments


                                                                                                                    MARCH 31, 2008

SCHEDULE OF INVESTMENTS Mid-Cap Growth Portfolio
------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                            MARKET VALUE($)(+)     NUMBER OF SHARES                            MARKET VALUE($)(+)
COMMON STOCKS (99.3%)                                              DIVERSIFIED CONSUMER SERVICES (2.5%)
                                                                       210,500  DeVry, Inc.                      8,807,320(E)
AEROSPACE & DEFENSE (6.1%)                                              52,000  Strayer Education                7,930,000(E)
    345,000  AerCap Holdings NV               6,065,100(*)                                                     -----------
    257,800  BE Aerospace                     9,010,110(*)                                                      16,737,320
    657,500  CAE, Inc.                        7,436,325            DIVERSIFIED FINANCIAL SERVICES (1.3%)
    119,500  Precision Castparts             12,198,560                 69,500  IntercontinentalExchange Inc.    9,069,750(*)(E)
    125,000  Rockwell Collins                 7,143,750(E)
                                            -----------            ELECTRICAL EQUIPMENT (0.7%)
                                             41,853,845                102,000  AMETEK, Inc.                     4,478,820
AIR FREIGHT & LOGISTICS (2.0%)
    143,500  C.H. Robinson Worldwide          7,806,400(E)         ELECTRONIC EQUIPMENT & INSTRUMENTS (2.4%)
    132,500  Expeditors International         5,986,350(E)             186,500  Dolby Laboratories               6,762,490(*)(E)
                                            -----------                 27,000  Itron, Inc.                      2,436,210(*)(E)
                                             13,792,750                240,000  Trimble Navigation               6,861,600(*)
BEVERAGES (0.9%)                                                                                               -----------
    172,000  Hansen Natural                   6,071,600(*)(E)                                                   16,060,300
                                                                   ENERGY EQUIPMENT & SERVICES (3.5%)
BIOTECHNOLOGY (2.6%)                                                    65,000  Dresser-Rand Group               1,998,750(*)
    180,000  Applera Corp. - Celera Group     2,646,000(*)(E)          248,500  ION Geophysical                  3,429,300(*)
    105,500  BioMarin Pharmaceutical          3,731,535(*)(E)           55,000  Nabors Industries                1,857,350(*)
    105,500  Myriad Genetics                  4,250,595(*)(E)          153,000  National Oilwell Varco           8,932,140(*)
     80,000  United Therapeutics              6,936,000(*)(E)          119,500  Smith International              7,675,485
                                            -----------                                                        -----------
                                             17,564,130                                                         23,893,025
CAPITAL MARKETS (4.4%)                                             FOOD & STAPLES RETAILING (1.4%)
     60,000  Affiliated Managers Group        5,444,400(*)(E)          191,500  Shoppers Drug Mart               9,690,204(E)
    115,000  FCStone Group                    3,185,500(*)(E)
    100,500  GFI Group                        5,758,650(E)         HEALTH CARE EQUIPMENT & SUPPLIES (8.0%)
    165,000  Jefferies Group                  2,661,450                112,500  C.  R.   Bard                   10,845,000(E)
    210,500  Lazard Ltd.                      8,041,100                134,000  Gen-Probe                        6,458,800(*)(E)
     70,000  Northern Trust                   4,652,900(E)             270,720  Hologic, Inc.                   15,052,032 (*)(E)
                                            -----------                 95,500  IDEXX Laboratories               4,704,330(*)
                                             29,744,000                 38,000  Intuitive Surgical              12,325,300 (*)(E)
CHEMICALS (2.9%)                                                       225,000  Wright Medical Group             5,431,500(*)
    223,500  Airgas, Inc.                    10,162,545                                                        -----------
    221,000  Ecolab Inc.                      9,598,030(E)                                                      54,816,962
                                            -----------            HEALTH CARE PROVIDERS & SERVICES (2.0%)
                                             19,760,575                124,500  Express Scripts                  8,007,840(*)(E)
COMMERCIAL SERVICES & SUPPLIES (5.1%)                                  196,000  VCA Antech                       5,360,600(*)(E)
     70,500  Copart, Inc.                     2,732,580(*)(E)                                                  -----------
    310,000  Corrections Corporation of                                                                         13,368,440
             America                          8,531,200(*)         HEALTH CARE TECHNOLOGY (1.1%)
    115,000  Covanta Holding                  3,162,500(*)             202,300  Cerner Corp.                     7,541,744(*)(E)
     66,500  Huron Consulting Group           2,763,075(*)
    139,000  IHS Inc.                         8,939,090(*)         HOTELS, RESTAURANTS & LEISURE (4.7%)
    166,000  Stericycle, Inc.                 8,549,000(*)(E)           81,000  Bally Technologies               2,781,540(*)
                                            -----------                406,500  Melco PBL Entertainment ADR      4,625,970(*)(E)
                                             34,677,445                130,000  Orient-Express Hotel             5,610,800
COMMUNICATIONS EQUIPMENT (2.1%)                                        150,000  Penn National Gaming             6,559,500(*)
    121,000  Harris Corp.                     5,872,130                141,300  Scientific Games Class A         2,982,843 (*)(E)
    200,000  Juniper Networks                 5,000,000(*)             272,500  WMS Industries                   9,801,825(*)
    156,000  Polycom, Inc.                    3,516,240(*)(E)                                                  -----------
                                            -----------                                                         32,362,478
                                             14,388,370            HOUSEHOLD PRODUCTS (0.9%)
CONSTRUCTION & ENGINEERING (2.0%)                                       71,000  Energizer Holdings               6,424,080 (*)(E)
     72,500  Fluor Corp.                     10,234,100
     74,000  Shaw Group                       3,488,360(*)         INTERNET SOFTWARE & SERVICES (1.2%)
                                            -----------                 95,000  Omniture, Inc.                   2,204,950(*)(E)
                                             13,722,460                175,000  VistaPrint Ltd.                  6,116,250(*)(E)
DISTRIBUTOR (0.7%)                                                                                             -----------
    200,000  LKQ Corp.                        4,494,000(*)(E)                                                    8,321,200

SCHEDULE OF INVESTMENTS Mid-Cap Growth Portfolio cont'd
-------------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                          MARKET VALUE($)(+)     NUMBER OF SHARES                             MARKET VALUE($)(+)
IT SERVICES (7.3%)
    113,000  Alliance Data Systems            5,368,630(*)             240,000  Urban Outfitters                 7,524,000(*)(E)
    455,000  Cognizant Technology Solutions  13,117,650(*)                                                     -----------
     54,500  Fiserv, Inc.                     2,620,905(*)(E)                                                   29,541,325
    272,500  Iron Mountain                    7,204,900(*)         TRADING COMPANIES & DISTRIBUTORS
     47,500  MasterCard, Inc. Class A        10,592,025(E)         (1.0%)
    124,500  Total System Services            2,945,670                155,500  Fastenal Co.                     7,142,115(E)
    128,000  Visa Inc.                        7,982,080(*)(E)
                                            -----------            WIRELESS TELECOMMUNICATION SERVICES
                                             49,831,860            (3.5%)
LIFE SCIENCE TOOLS & SERVICES (1.5%)                                   226,500  American Tower                   8,881,065(*)
     31,500  Charles River Laboratories                                190,000  NII Holdings                     6,038,200(*)(E)
             International                    1,856,610(*)             290,000  SBA Communications               8,650,700(*)
    191,500  Pharmaceutical Product                                                                            -----------
             Development                      8,023,850(E)                                                      23,569,965
                                            -----------            TOTAL COMMON STOCKS
                                              9,880,460            (COST $553,794,296)                         676,950,053
MACHINERY (1.6%)
     62,500  Chart Industries                 2,115,000(*)         SHORT-TERM INVESTMENTS (32.1%)
    116,500  Danaher Corp.                    8,857,495(E)           7,431,948  Neuberger Berman Prime
                                            -----------                         Money Fund Trust Class           7,431,948(#)(@)(OO)
                                             10,972,495            213,406,010  Neuberger Berman Securities
MEDIA (0.9%)                                                                    Lending Quality Fund, LLC      211,271,949(++)
    172,000  Focus Media Holding ADR          6,045,800(*)(E)
                                                                   TOTAL SHORT-TERM INVESTMENTS
METALS & MINING (0.2%)                                             (COST $220,332,842)                         218,703,897
     13,000  Cleveland-Cliffs                 1,557,660
                                                                   TOTAL INVESTMENTS (131.4%)
OIL, GAS & CONSUMABLE FUELS (9.4%)                                 (COST $774,127,138)                         895,653,950(##)
    200,000  Concho Resources                 5,128,000(*)
    134,000  Continental Resources            4,273,260(*)         Liabilities, less cash, receivables and
    605,000  Denbury Resources               17,272,750(*)         other assets [(31.4%)]                     (213,867,089)
     71,500  Murphy Oil                       5,873,010(E)
    253,500  Range Resources                 16,084,575(E)         TOTAL NET ASSETS (100.0%)                   681,786,861
    116,000  Southwestern Energy              3,908,040(*)
    185,250  XTO Energy                      11,459,565
                                            -----------
                                             63,999,200
PERSONAL PRODUCTS (1.9%)
    210,500  Bare Escentuals                  4,929,910(*)(E)
    119,500  Chattem, Inc.                    7,927,630(*)(E)
                                            -----------
                                             12,857,540
PHARMACEUTICALS (0.7%)
    126,000  Perrigo Co.                      4,753,980(E)

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT (3.1%)
    124,500  MEMC Electronic Materials        8,827,050(*)(E)
    129,500  Microchip Technology             4,238,535(E)
    186,500  Microsemi Corp.                  4,252,200(*)(E)
    146,000  Varian Semiconductor Equipment   4,109,900(*)(E)
                                            -----------
                                             21,427,685
SOFTWARE (5.4%)
    512,500  Activision, Inc.                13,996,375(*)(E)
    191,500  ANSYS, Inc.                      6,610,580(*)(E)
    148,000  Autodesk, Inc.                   4,659,040(*)
    220,500  Citrix Systems                   6,467,265(*)
     83,000  Salesforce.com, Inc.             4,803,210(*)(E)
                                            -----------
                                             36,536,470
SPECIALTY RETAIL (4.3%)
     93,000  Abercrombie & Fitch              6,802,020(E)
    174,500  GameStop Corp. Class A           9,023,395(*)(E)
    153,000  Guess?, Inc.                     6,191,910(E)





See Notes to Schedule of Investments

                                                                                                                     MARCH 31, 2008

SCHEDULE OF INVESTMENTS Partners Portfolio
------------------------------------------
(UNAUDITED)

NUMBER OF                                                        NUMBER OF
SHARES                                       MARKET VALUE($)(+)  SHARES                                        MARKET VALUE($)(+)
COMMON STOCKS (98.4%)                                            INSURANCE (7.4%)
                                                                     163,100  American International Group          7,054,075
AEROSPACE & DEFENSE (1.8%)                                           149,200  Assurant, Inc.                        9,080,312
     73,900  L-3 Communications Holdings         8,080,226(E)          3,480  Berkshire Hathaway Class B           15,565,692(*)(E)
                                                                      27,500  Hartford Financial Services Group     2,083,675
AUTOMOBILES (1.2%)                                                                                               ------------
    145,100  Harley-Davidson                     5,441,250                                                         33,783,754

BEVERAGES (1.5%)                                                 IT SERVICES (1.8%)
    381,400  Constellation Brands                6,739,338(*)        166,100  Affiliated Computer Services          8,323,271(*)

CAPITAL MARKETS (6.6%)                                           MACHINERY (2.7%)
     52,000  Goldman Sachs Group                 8,600,280           200,200  Terex Corp.                          12,512,500(*)
    165,600  Invesco Ltd.                        4,034,016
     73,100  Legg Mason                          4,092,138       MARINE (1.3%)
    142,600  Merrill Lynch                       5,809,524            97,200  DryShips Inc.                         5,823,252(E)
    170,500  Morgan Stanley                      7,791,850(E)
                                              ------------       MEDIA (1.4%)
                                                30,327,808           170,200  McGraw-Hill Cos.                      6,288,890(E)

CONSTRUCTION & ENGINEERING (3.3%)                                METALS & MINING (8.6%)
    249,900  Chicago Bridge & Iron               9,806,076           137,000  Freeport-McMoRan Copper & Gold       13,182,140
    154,000  KBR, Inc.                           4,270,420           211,200  Sterlite Industries (India) ADR       3,763,584(*)
     21,100  Shaw Group                            994,654(*)        166,400  Teck Cominco Class B                  6,815,744(E)
                                              ------------            61,400  United States Steel                   7,789,818
                                                15,071,150           111,400  Xstrata PLC                           7,797,847
                                                                                                                 ------------
CONSUMER FINANCE (1.4%)                                                                                            39,349,133
    146,800  American Express                    6,418,096

DIVERSIFIED FINANCIAL SERVICES (3.3%)
    332,400  Citigroup Inc.                      7,120,008       MULTILINE RETAIL (3.5%)
    232,800  Moody's Corp.                       8,108,424           199,500  J.C. Penney                           7,523,145
                                              ------------           327,000  Macy's Inc.                           7,540,620
                                                15,228,432            58,200  Saks Inc                                725,754(*)(E)
                                                                                                                 ------------
ELECTRIC UTILITES (1.7%)                                                                                           15,789,519
    116,100  FirstEnergy Corp.                   7,966,782
                                                                 OIL, GAS & CONSUMABLE FUELS (16.6%)
ENERGY EQUIPMENT & SERVICES (5.8%)                                   151,800  Canadian Natural Resources           10,361,868(E)
    192,600  Halliburton Co.                     7,574,958           182,200  Denbury Resources                     5,201,810(*)
    155,400  National Oilwell Varco              9,072,252(*)         70,300  EOG Resources                         8,436,000
    201,000  Noble Corp.                         9,983,670(E)         52,100  Exxon Mobil                           4,406,618
                                              ------------            63,850  Frontline Ltd.                        2,921,451(E)
                                                26,630,880            12,770  Independent Tankers Corp.                21,315(*)
                                                                      72,000  Peabody Energy                        3,672,000(E)
FOOD PRODUCTS (1.7%)                                                 105,500  Petroleo Brasileiro ADR              10,772,605(E)
    316,000  ConAgra, Inc.                       7,568,200           129,547  Ship Finance International            3,404,495(E)
                                                                     189,400  Southwestern Energy                   6,380,886(*)
HEALTH CARE PROVIDERS & SERVICES (3.7%)                               92,100  Suncor Energy                         8,873,835
    163,600  Aetna Inc.                          6,885,924           260,445  Talisman Energy                       4,609,877
    185,800  UnitedHealth Group                  6,384,088           108,716  XTO Energy                            6,725,172
     83,300  WellPoint Inc.                      3,676,029(*)                                                    ------------
                                              ------------                                                         75,787,932
                                                16,946,041

HOUSEHOLD DURABLES (2.2%)                                        PERSONAL PRODUCTS (2.0%)
     17,000  NVR, Inc.                          10,157,500(*)        298,700  NBTY, Inc.                            8,946,065(*)

INDEPENDENT POWER PRODUCERS                                      PHARMACEUTICALS (2.5%)
   & ENERGY TRADERS (2.2%)                                           154,600  Schering-Plough                       2,227,786
     37,100  Constellation Energy Group          3,274,817           156,300  Shire PLC ADR                         9,059,148(E)
    177,000  NRG Energy                          6,901,230(*)                                                    ------------
                                              ------------                                                         11,286,934
                                                10,176,047
                                                                 REAL ESTATE INVESTMENT TRUSTS (0.7%)
INDUSTRIAL CONGLOMERATES (3.6%)                                      196,900  Annaly Capital
    147,700  General Electric                    5,466,377                     Management                           3,016,508
    201,000  McDermott International            11,018,820(*)
                                              ------------
                                                16,485,197

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Partners Portfolio cont'd
-------------------------------------------------
(UNAUDITED)

NUMBER OF
SHARES                                          MARKET VALUE($)(+)

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (2.2%)
    202,000  International Rectifier                   4,343,000(*)
    207,900  Texas Instruments                         5,877,333
                                                    ------------
                                                      10,220,333

SOFTWARE (4.8%)
    199,400  Check Point Software
              Technologies                             4,466,560(*)
    259,900  Microsoft Corp.                           7,375,962
    286,500  Oracle Corp.                              5,603,940(*)
    274,457  Symantec Corp.                            4,561,475(*)
                                                    ------------
                                                      22,007,937

SPECIALTY RETAIL (1.7%)
    144,500  Best Buy                                  5,990,970
     58,400  TJX Cos.                                  1,931,288
                                                    ------------
                                                       7,922,258

WIRELESS TELECOMMUNICATION SERVICES (1.2%)
     74,500  China Mobile ADR                          5,588,245(E)
                                                    ------------
TOTAL COMMON STOCKS                                  449,883,478
(COST $364,251,883)

SHORT-TERM INVESTMENTS (12.3%)
  8,919,304  Neuberger Berman Prime
              Money Fund Trust Class                   8,919,304(@)(OO)
 47,851,343  Neuberger Berman Securities
              Lending Quality Fund, LLC               47,372,830(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $56,889,952)                                    56,292,134(#)

TOTAL INVESTMENTS (110.7%)
(COST $421,141,835)                                  506,175,612(##)

Liabilities, less cash, receivables and
 other assets [(10.7%)]                              (48,812,939)

TOTAL NET ASSETS (100.0%)                       $    457,362,673






See Notes to Schedule of Investments



                                                                                                                    MARCH 31, 2008


SCHEDULE OF INVESTMENTS Regency Portfolio
-----------------------------------------
(UNAUDITED)

NUMBER OF SHARES                           MARKET VALUE($)(+)       NUMBER OF SHARES                            MARKET VALUE($)(+)
COMMON STOCKS (95.5%)                                               HEALTH CARE PROVIDERS & SERVICES (3.3%)
                                                                         95,100  Aetna Inc.                       4,002,759
AEROSPACE & DEFENSE (3.7%)                                              102,000  CIGNA Corp.                      4,138,140
     85,500  Embraer-Empresa Brasileira                                  63,700  Coventry Health Care             2,570,295(*)(E)
             de Aeronautica ADR               3,378,105(E)                                                     ------------
                                                                                                                 10,711,194
     45,800  L-3 Communications Holdings      5,007,772             HOTELS, RESTAURANTS & LEISURE (1.2%)
    174,800  Spirit Aerosystems Holdings                                119,200  Darden Restaurants               3,879,960
             Class A                          3,877,064(*)
                                            -----------             HOUSEHOLD DURABLES (3.2%)
                                             12,262,941                  11,600  NVR, Inc.                        6,931,000(*)
AUTO COMPONENTS (1.1%)                                                   41,500  Whirlpool Corp.                  3,601,370(E)
     78,800  WABCO Holdings                   3,594,856(E)                                                     ------------
                                                                                                                 10,532,370
AUTOMOBILES (1.0%)                                                  INDEPENDENT POWER PRODUCERS & ENERGY
     88,800  Harley-Davidson                  3,330,000             TRADERS (5.1%)
                                                                         66,600  Constellation Energy Group       5,878,782(E)
BEVERAGES (1.5%)                                                        444,800  Dynegy Inc.                      3,509,472(*)
    273,000  Constellation Brands             4,823,910(*)               49,600  Mirant Corp.                     1,804,944(*)(E)
                                                                        145,600  NRG Energy                       5,676,944(*)
CAPITAL MARKETS (5.6%)                                                                                          -----------
    213,400  Invesco Ltd.                     5,198,424                                                          16,870,142
    294,200  Jefferies Group                  4,745,446(E)          INDUSTRIAL CONGLOMERATES (1.8%)
     53,500  Legg Mason                       2,994,930                 107,300  McDermott International          5,882,186(*)
    117,300  Morgan Stanley                   5,360,610
                                            -----------             INSURANCE (3.3%)
                                             18,299,410                  93,700  Assurant, Inc.                   5,702,582
COMMERCIAL BANKS (2.0%)                                                 105,600  StanCorp Financial Group         5,038,176
    223,900  Colonial BancGroup               2,156,157                                                         -----------
     96,000  Zions Bancorp                    4,372,800(E)                                                       10,740,758
                                            -----------             IT SERVICES (1.9%)
                                              6,528,957                 126,070  Affiliated Computer Services     6,317,368(*)(E)
COMMUNICATIONS EQUIPMENT (0.8%)
    472,400  Arris Group                      2,749,368(*)(E)       MACHINERY (3.8%)
                                                                         55,700  Eaton Corp.                      4,437,619
CONSTRUCTION & ENGINEERING (2.0%)                                       126,800  Terex Corp.                      7,925,000(*)
    160,100  Chicago Bridge & Iron            6,282,324                                                         -----------
      7,000  Shaw Group                         329,980(*)                                                       12,362,619
                                            -----------             MARINE (1.4%)
                                              6,612,304                 173,300  Eagle Bulk Shipping              4,464,208(E)
ELECTRIC UTILITIES (6.4%)
    240,700  DPL Inc.                         6,171,548             MEDIA (1.4%)
     29,900  Entergy Corp.                    3,261,492                 128,400  McGraw-Hill Cos.                 4,744,380
     96,100  FirstEnergy Corp.                6,594,382
    110,400  PPL Corp.                        5,069,568             METALS & MINING (8.2%)
                                            -----------                  24,700  Cleveland-Cliffs                 2,959,554(E)
                                             21,096,990                  86,900  Freeport-McMoRan Copper
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.5%)                                        & Gold                           8,361,518
    145,000  Avnet, Inc.                      4,745,850(*)(E)           130,500  Sterlite Industries
    210,100  Ingram Micro                     3,325,883(*)                       (India) ADR                      2,325,510(*)
                                            -----------                 144,000  Teck Cominco Class B             5,898,240
                                              8,071,733                  56,500  United States Steel              7,168,155(E)
ENERGY EQUIPMENT & SERVICES (4.9%)                                                                              -----------
     90,700  National Oilwell Varco           5,295,066(*)                                                       26,712,977
    135,500  Noble Corp.                      6,730,285             MULTILINE RETAIL (2.7%)
     62,000  Oceaneering International        3,906,000(*)              115,200  J.C. Penney                      4,344,192
                                            -----------                 200,400  Macy's Inc.                      4,621,224
                                             15,931,351                                                         -----------
FOOD PRODUCTS (3.1%)                                                                                              8,965,416
    247,100  ConAgra, Inc.                    5,918,045             OIL, GAS & CONSUMABLE FUELS (8.9%)
    162,200  Smithfield Foods                 4,178,272(*)(E)           108,300  Canadian Natural Resources       7,392,558
                                            -----------                 177,600  Denbury Resources                5,070,480(*)
                                             10,096,317                 106,350  Ship Finance International       2,794,878(E)
HEALTH CARE EQUIPMENT & SUPPLIES (1.1%)                                 116,600  Southwestern Energy              3,928,254(*)
     84,800  Covidien Ltd.                    3,752,400                 248,165  Talisman Energy                  4,392,520

SCHEDULE OF INVESTMENTS Regency Portfolio cont'd
------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                           MARKET VALUE($)(+)

     34,400  Whiting Petroleum                2,223,960(*)(E)
     56,270  XTO Energy                       3,480,862
                                            -----------
                                             29,283,512
PERSONAL PRODUCTS (1.9%)
    209,600  NBTY, Inc.                       6,277,520(*)

PHARMACEUTICALS (3.3%)
    189,000  Endo Pharmaceuticals
             Holdings                         4,524,660(*)
    108,700  Shire PLC ADR                    6,300,252(E)
                                            -----------
                                             10,824,912
REAL ESTATE INVESTMENT TRUSTS (4.0%)
    297,000  Annaly Capital Management        4,550,040
     91,000  Developers Diversified
             Realty                           3,811,080
     68,900  Ventas, Inc.                     3,094,299
     18,700  Vornado Realty Trust             1,612,127
                                            -----------
                                             13,067,546
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT (1.1%)
    160,000  International Rectifier          3,440,000(*)

SOFTWARE (2.1%)
    228,000  Cadence Design Systems           2,435,040(*)(E)
    132,000  Check Point Software
             Technologies                     2,956,800(*)
     56,400  Take-Two Interactive Software    1,439,328(*)
                                            -----------
                                              6,831,168
SPECIALTY RETAIL (1.2%)
     26,600  Abercrombie & Fitch              1,945,524(E)
     63,300  TJX Cos.                         2,093,331(E)
                                            -----------
                                              4,038,855
TOTAL COMMON STOCKS
(COST $299,900,858)                         313,097,628

SHORT-TERM INVESTMENTS (14.7%)
  9,925,339  Neuberger Berman Prime
             Money Fund Trust Class           9,925,339(#)(@)(OO)
 38,781,763  Neuberger Berman Securities
             Lending Quality Fund, LLC       38,393,945(++)

TOTAL SHORT-TERM INVESTMENTS
(COST $48,748,479)                           48,319,284

TOTAL INVESTMENTS (110.2%)
(COST $348,649,337)                         361,416,912(##)

Liabilities, less cash, receivables and
other assets [(10.2%)]                      (33,591,801)

TOTAL NET ASSETS (100.0%)                   327,825,111





See Notes to Schedule of Investments

                                                                 MARCH 31, 2008

SCHEDULE OF INVESTMENTS Small-Cap Growth Portfolio
--------------------------------------------------
(UNAUDITED)

NUMBER OF                                                        NUMBER OF
SHARES                                      MARKET VALUE($)(+)   SHARES                                         MARKET VALUE($)(+)
COMMON STOCKS (93.0%)                                                13,000   Diamond Foods                            235,820
                                                                                                                     ---------
AEROSPACE & DEFENSE (6.7%)                                                                                             698,020
    50,000   CAE, Inc.                               565,500     HEALTH CARE EQUIPMENT & SUPPLIES (2.6%)
    16,500   HEICO Corp.                             804,375         12,900   Natus Medical                            234,135(*)
    10,000   Stanley Inc.                            294,600(*)      12,000   Wright Medical Group                     289,680(*)
                                                  ----------          7,090   Young Innovations                        122,799
                                                   1,664,475                                                         ---------
                                                                                                                       646,614
AIR FREIGHT & LOGISTICS (0.9%)
     7,100   Hub Group Class A                       233,519(*)  HEALTH CARE PROVIDERS & SERVICES (0.8%)
                                                                      7,500   Bio-Reference Laboratories               198,225(*)
BEVERAGES (1.2%)
     5,000   Central European Distribution           290,950(*)  HEALTH CARE TECHNOLOGY (0.0%)
                                                                        500   Computer Programs
BIOTECHNOLOGY (2.4%)                                                           and Systems                              10,450
     7,500   Martek Biosciences                      229,275(*)
     4,200   United Therapeutics                     364,140(*)  HOTELS, RESTAURANTS & LEISURE (5.9%)
                                                  ----------         10,000   Bally Technologies                       343,400(*)
                                                     593,415         19,000   Orient-Express Hotel                     820,040
                                                                      8,000   WMS Industries                           287,760(*)
CAPITAL MARKETS (2.1%)                                                                                               ---------
     3,000   Affiliated Managers Group               272,220(*)                                                      1,451,200
     4,500   GFI Group                               257,850
                                                  ----------     INSURANCE (1.4%)
                                                     530,070          6,500   ProAssurance Corp.                       349,895(*)

CHEMICALS (3.9%)                                                 INTERNET SOFTWARE & SERVICES (4.5%)
    30,000   Calgon Carbon                           451,500(*)       7,000   Bankrate, Inc.                           349,230(*)
     8,924   Rockwood Holdings                       292,439(*)      17,000   Omniture, Inc.                           394,570(*)
     6,500   Terra Industries                        230,945(*)      14,000   Vocus, Inc.                              369,600(*)
                                                  ----------                                                         ---------
                                                     974,884                                                         1,113,400

COMMERCIAL SERVICES & SUPPLIES (5.3%)                            LIFE SCIENCE TOOLS & SERVICES (4.8%)
    14,406   Cornell Companies                       323,559(*)       6,000   ICON PLC                                 389,340(*)
     4,500   FTI Consulting                          319,680(*)       6,000   Illumina, Inc.                           455,400(*)
    19,000   Geo Group                               540,360(*)       5,260   Techne Corp.                             354,314(*)
     5,000   GeoEye Inc.                             129,950(*)                                                      ---------
                                                  ----------                                                         1,199,054
                                                   1,313,549
                                                                 MACHINERY (5.0%)
CONSUMER FINANCE (1.9%)                                              10,000   Axsys Technologies                       498,800(*)
     6,500   Cash America International              236,600          4,000   Bucyrus International                    406,600
    18,000   EZCORP, Inc.                            221,580(*)       5,200   Middleby Corp.                           324,428(*)(E)
                                                  ----------                                                         ---------
                                                     458,180                                                         1,229,828

DISTRIBUTOR (1.2%)                                               MACHINERY & EQUIPMENT (1.9%)
    13,000   LKQ Corp.                               292,110(*)       4,500   Lindsay Manufacturing                    461,115

DIVERSIFIED CONSUMER SERVICES (3.8%)                             MARINE (2.1%)
     7,000   American Public Education               212,590(*)       9,000   Kirby Corp.                              513,000(*)
     5,000   Capella Education                       273,000(*)
     3,000   Strayer Education                       457,500     OIL, GAS & CONSUMABLE FUELS (7.6%)
                                                  ----------          8,500   Alpha Natural Resources                  369,240(*)
                                                     943,090         15,000   Arena Resources                          580,650(*)
                                                                      7,000   Carrizo Oil & Gas                        414,890(*)
DIVERSIFIED FINANCIAL SERVICES (1.0%)                                20,000   Concho Resources                         512,800(*)
     6,000   Portfolio Recovery Associates           257,340                                                         ---------
                                                                                                                     1,877,580
ELECTRICAL EQUIPMENT (1.1%)
    11,000   EnerSys                                 263,120(*)  ROAD & RAIL (1.5%)
                                                                     12,000   Old Dominion Freight Line                381,960(*)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
    11,000   FLIR Systems                            330,990(*)  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.3%)
                                                                     11,000   Varian Semiconductor
FINANCIAL SERVICES (1.6%)                                                      Equipment                               309,650(*)
    12,000   Waddell & Reed Financial                385,560
                                                                 SOFTWARE (8.4%)
FOOD PRODUCTS (2.8%)                                                  9,000   ANSYS, Inc.                              310,680(*)
    20,000   Chiquita Brands International           462,200(*)      14,000   Concur Technologies                      434,700(*)
                                                                     18,000   Informatica Corp.                        307,080(*)

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Small-Cap Growth Portfolio cont'd
---------------------------------------------------------
(UNAUDITED)

NUMBER OF
SHARES                                              MARKET VALUE($)(+)

    25,000   Nuance Communications                         435,250(*)
    12,000   Solera Holdings                               292,320(*)
    10,000   Ultimate Software Group                       300,600(*)
                                                         ---------
                                                         2,080,630
SPECIALTY RETAIL (4.4%)
     8,000   GameStop Corp. Class A                        413,680(*)
     8,000   Gymboree Corp.                                319,040(*)
       950   Monro Muffler Brake                            16,055
     8,500   Tractor Supply                                335,920(*)
                                                         ---------
                                                         1,084,695

TRADING COMPANIES & DISTRIBUTORS (0.0%)
       400   Interline Brands                                7,420(*)

TRANSPORTATION INFRASTRUCTURE (1.2%)
     5,000   Grupo Aeroportuario del Sureste               284,950

WIRELESS TELECOMMUNICATION SERVICES (2.4%)
    20,000   SBA Communications                            596,600(*)

TOTAL COMMON STOCKS                                     23,025,538
(COST $23,538,161)

SHORT-TERM INVESTMENTS (18.7%)
 3,143,234   Neuberger Berman Prime
              Money Fund Trust Class                     3,143,234(#)(@)(OO)
 1,504,488   Neuberger Berman Securities
              Lending Quality Fund, LLC                  1,489,443(++)

TOTAL SHORT-TERM INVESTMENTS                             4,632,677
(COST $4,659,025)

TOTAL INVESTMENTS (111.7%)                              27,658,215(##)
(COST $28,197,186)

Liabilities, less cash, receivables and
  other assets [(11.7%)]                                (2,900,676)

TOTAL NET ASSETS (100.0%)                            $  24,757,539


See Notes to Schedule of Investments

                                                                                                                      MARCH 31, 2008

SCHEDULE OF INVESTMENTS Socially Responsive Portfolio
-----------------------------------------------------
(UNAUDITED)

NUMBER OF SHARES                           MARKET VALUE($)(+)        NUMBER OF SHARES                          MARKET VALUE($)(+)
COMMON STOCKS (94.5%)                                                OIL, GAS & CONSUMABLE FUELS (8.1%)
                                                                         703,400  BG Group PLC                    16,291,359
AUTO COMPONENTS (1.7%)                                                   176,925  BP PLC ADR                      10,730,501
    233,500  BorgWarner, Inc.                10,047,505                   87,625  Cimarex Energy                   4,796,592
                                                                         301,100  Newfield Exploration            15,913,135(*)
AUTOMOBILES (2.1%)                                                                                               -----------
    119,900  Toyota Motor ADR                12,096,711                                                            47,731,587

BIOTECHNOLOGY (2.5%)                                                 PHARMACEUTICALS (4.7%)
    163,915  Genzyme Corp.                   12,218,224(*)               312,485  Novartis AG ADR                 16,008,606
    306,800  Medarex, Inc.                    2,715,180(*)(E)             45,125  Novo Nordisk A/S ADR             3,124,455(E)
                                            -----------                  122,800  Novo Nordisk A/S Class B         8,397,426(E)
                                             14,933,404                                                         ------------
CAPITAL MARKETS (8.5%)                                                                                            27,530,487

    444,155  Bank of New York Mellon         18,534,588              REAL ESTATE INVESTMENT TRUSTS (4.5%)
    681,789  Charles Schwab                  12,838,087(E)               352,050  General Growth Properties       13,437,749
    187,850  Merrill Lynch                    7,653,009                  382,300  Weingarten Realty Investors     13,166,412
    139,100  State Street                    10,988,900                                                         ------------
                                            -----------                                                           26,604,161
                                             50,014,584              ROAD & RAIL (2.8%)
COMMERCIAL SERVICES & SUPPLIES (3.2%)                                    341,000  Canadian National Railway       16,477,120
    333,805  Manpower Inc.                   18,779,869
                                                                     SEMICONDUCTORS & SEMICONDUCTOR
CONSUMER FINANCE (2.9%)                                                EQUIPMENT (6.9%)
    392,825  American Express                17,174,309(E)              1,340,525  Altera Corp.                   24,705,876
                                                                          561,350  Texas Instruments              15,869,364
ELECTRONIC EQUIPMENT & INSTRUMENTS (7.3%)                                                                       ------------
    358,375  Anixter International           22,950,335(*)(E)                                                     40,575,240
    770,975  National Instruments            20,153,286               SOFTWARE (2.6%)
                                            -----------                   553,075  Intuit Inc.                    14,938,556(*)(E)
                                             43,103,621
ENERGY EQUIPMENT & SERVICES (2.5%)                                   TOTAL COMMON STOCKS                         555,159,074
    230,500  Smith International             14,805,015              (COST $561,285,174)

HEALTH CARE PROVIDERS & SERVICES (3.0%)                              SHORT-TERM INVESTMENTS (7.2%)
    507,775  UnitedHealth Group              17,447,149               42,614,875  Neuberger Berman Securities
                                                                                  Lending Quality Fund, LLC
INDUSTRIAL CONGLOMERATES (3.0%)                                                   (COST $42,669,425)              42,188,726(++)
    219,375  3M Co.                          17,363,531
                                                                     PRINCIPAL AMOUNT
INSURANCE (5.3%)
    688,575  Progressive Corp.               11,065,400              REPURCHASE AGREEMENTS (5.2%)
    592,350  Willis Group Holdings           19,908,884              $ 30,266,000  Repurchase Agreement with Fixed Income Clearing
                                            -----------                            Corp., 1.90%, due 4/1/08, dated 3/31/08, Maturity
                                             30,974,284                            Value $30,267,597, Collateralized by $31,100,000
IT SERVICES (1.7%)                                                                 Federal Farm Credit Bank, 3.90%, due 3/20/13
    527,975  Euronet Worldwide               10,168,799(*)                         (Collateral Value $31,177,750)
                                                                                   (COST $30,266,000)             30,266,000(#)
LIFE SCIENCE TOOLS & SERVICES (1.0%)
     84,705  Millipore Corp.                  5,709,964(*)           CERTIFICATES OF DEPOSIT (0.0%)
                                                                       100,000     Shorebank Chicago,
MACHINERY (4.3%)                                                                   2.85%, due 6/18/08                100,000
    333,255  Danaher Corp.                   25,337,378                100,000     Shorebank Pacific,
                                                                                   2.40%, due 5/11/08                100,000
MEDIA (12.1%)
  1,499,787  Comcast Corp. Class A Special   28,450,959(*)(E)        TOTAL CERTIFICATES OF DEPOSIT
    628,925  E.W. Scripps                    26,421,139              (COST $200,000)                                 200,000(#)
    397,000  Liberty Global Class A          13,529,760(*)
     86,091  Liberty Global Class C           2,796,236(*)           TOTAL INVESTMENTS (106.9%)
                                             ----------              (COST $634,420,599)                         627,813,800(##)
                                             71,198,094
MULTI-UTILITIES (3.8%)                                               Liabilities, less cash, receivables and
    680,650  National Grid                    9,341,145               other assets [(6.9%)]                      (40,494,685)
    183,134  National Grid ADR               12,806,561
                                            -----------              TOTAL NET ASSETS (100.0%)                  $587,319,115
                                             22,147,706


See Notes to Schedule of Investments

                                                      MARCH 31, 2008 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

(+) Investments in equity securities by each fund are valued by obtaining valuations from an independent pricing service. The independent pricing service values equity securities at the latest sale price where that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. Investments in debt securities by each fund are valued daily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the funds seek to obtain quotations from principal market makers. For both debt and equity securities, if market quotations are not readily available, securities are valued by methods the Board of Trustees of Neuberger Berman Advisers Management Trust (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of the funds' foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)    At cost, which approximates market value.

(##) At March 31, 2008, selected fund information on a U.S. federal income tax basis was as follows:


                                                                                     GROSS               GROSS       NET UNREALIZED
                                                                                UNREALIZED          UNREALIZED         APPRECIATION
                                                                    COST      APPRECIATION        DEPRECIATION       (DEPRECIATION)

NEUBERGER BERMAN BALANCED PORTFOLIO ("BALANCED")             $61,775,931       $10,249,081          $3,788,204          $6,460,877
NEUBERGER BERMAN GROWTH PORTFOLIO ("GROWTH")                 127,520,320        35,101,608           5,987,026          29,114,582
NEUBERGER BERMAN GUARDIAN PORTFOLIO ("GUARDIAN")             137,256,642        25,833,222           7,049,280          18,783,942
LEHMAN BROTHERS HIGH INCOME BOND PORTFOLIO ("HIGH
INCOME")                                                       8,668,068            63,758             324,445            (260,687)
NEUBERGER BERMAN INTERNATIONAL PORTFOLIO
("INTERNATIONAL")                                            761,028,820        42,734,185          76,724,567         (33,990,382)
LEHMAN BROTHERS SHORT DURATION BOND PORTFOLIO
("SHORT DURATION")                                           656,690,765         1,869,582          44,581,954         (42,712,372)


NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO ("MID-
CAP GROWTH")                                                 775,369,428       155,704,542          35,420,020         120,284,522
NEUBERGER BERMAN PARTNERS PORTFOLIO
("PARTNERS")                                                422,303,946        118,775,869          34,904,203          83,871,666
NEUBERGER BERMAN REGENCY PORTFOLIO ("REGENCY")               350,151,304        39,886,411          28,620,803          11,265,608
NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
("SMALL-CAP GROWTH")                                          28,219,944           242,435             804,164            (561,729)
NEUBERGER BERMAN SOCIALLY RESPONSIVE PORTFOLIO
("SOCIALLY RESPONSIVE")                                      634,673,872        38,738,190          45,598,262          (6,860,072)

(*)    Security did not produce income during the last twelve months.

(E)    All or a portion of this security is on loan.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the fund.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the fund and because, at times, the fund may own 5% or more of the outstanding voting securities of Prime Money.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At March 31, 2008, these securities amounted to approximately $597,524, $2,520,698, and $17,552,615 or .87%, 29%, and 2.8% of net assets for Balanced, High Income, and Short Duration, respectively.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2008.


(c/c/) At March 31, 2008, open positions in financial futures contracts were as follows:

    Balanced:
    -------------------------------------------------------------------------
                                                                   UNREALIZED
       EXPIRATION              OPEN CONTRACTS          POSITION  APPRECIATION
    -------------------------------------------------------------------------
       June 2008        21 U.S. Treasury Notes, 2 Year     Long      $13,125
    -------------------------------------------------------------------------

      At March 31, 2008, Balanced had deposited $129,000 in Fannie Mae Whole Loan, 10.30%, due 4/1/08, to cover margin requirements on open futures contracts.

    Short Duration:
    -------------------------------------------------------------------------
                                                                   UNREALIZED
       EXPIRATION              OPEN CONTRACTS          POSITION  APPRECIATION
    -------------------------------------------------------------------------
       June 2008       407 U.S. Treasury Notes, 2 Year     Long     $254,375
    -------------------------------------------------------------------------

      At March 31, 2008, Short Duration had deposited $1,548,000 in Fannie Mae Whole Loan, 10.30%, due 4/1/08, to cover margin requirements on open futures contracts.

(OO) All or a portion of this security is segregated in connection with obligations for financial futures contracts and/or security lending.

(^^) Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Funds' investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o  Level 1 - quoted prices in active markets for identical investments o
     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments as of March 31, 2008:

BALANCED:
                                                         OTHER
                                  INVESTMENTS IN        FINANCIAL
 VALUATION INPUTS                   SECURITIES         INSTRUMENTS(**)

 Level 1 - Quoted Prices          $ 42,503,033          $ 13,125
 Level 2 - Other Significant
 Observable Inputs                  25,722,917                 -
 Level 3 - Significant
 Unobservable Inputs                    10,858                 -
                                ----------------------------------
 TOTAL                            $ 68,236,808          $ 13,125
                                ----------------------------------

Following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:


                                                                      OTHER
                                              INVESTMENTS           FINANCIAL
                                             IN SECURITIES         INSTRUMENTS

Balance as OF 12/31/07                        $ 23,725                $-
Accrued discounts/premiums                           -                 -
Realized gain/loss and change in
unrealized appreciation/depreciation             3,650                 -(***)
Net purchases/sales                            (16,517)                -
Net transfers in and/or out of Level 3               -                 -
                                            ----------------------------------
BALANCE, AS OF 03/31/08                       $ 10,858                $-
                                            ----------------------------------
Net change in unrealized
appreciation/depreciation from
investments still held as of 03/31/08         $  3,650                $-

GROWTH:
                                 INVESTMENTS IN
 VALUATION INPUTS                  SECURITIES

 Level 1 - Quoted Prices         $ 156,634,902
 Level 2 - Other Significant
 Observable Inputs                           -
 Level 3 - Significant
 Unobservable Inputs                         -
                                ---------------
 TOTAL                           $ 156,634,902
                                ---------------


GUARDIAN:
                                 INVESTMENTS IN
 VALUATION INPUTS                  SECURITIES

 Level 1 - Quoted Prices         $ 156,040,584
 Level 2 - Other Significant
 Observable Inputs                           -
 Level 3 - Significant
 Unobservable Inputs                         -
                                ---------------
 TOTAL                           $ 156,040,584
                                ---------------


HIGH INCOME:
                                 INVESTMENTS IN
 VALUATION INPUTS                  SECURITIES

 Level 1 - Quoted Prices         $     294,556
 Level 2 - Other Significant
 Observable Inputs                   7,965,908
 Level 3 - Significant
 Unobservable Inputs                   146,917
                                ---------------
 TOTAL                           $   8,407,381
                                ---------------


Following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:


                                                                       OTHER
                                             INVESTMENTS             FINANCIAL
                                            IN SECURITIES           INSTRUMENTS

Balance as OF 12/31/07                        $  88,911                  $-
Accrued discounts/premiums                            -                   -
Realized gain/loss and change in
unrealized appreciation/depreciation             (8,547)                  -(***)
Net purchases/sales                              66,553                   -
Net transfers in and/or out of Level 3                -                   -
                                            ----------------------------------
BALANCE, AS OF 03/31/08                       $ 146,917                  $-
                                            ----------------------------------
Net change in unrealized
appreciation/depreciation from
investments still held as of 03/31/08         $  (8,486)                 $-

INTERNATIONAL:

                                 INVESTMENTS IN
 VALUATION INPUTS                  SECURITIES

 Level 1 - Quoted Prices         $ 727,038,438
 Level 2 - Other Significant
 Observable Inputs                           -
 Level 3 - Significant
 Unobservable Inputs                         -
                                ---------------
 TOTAL                           $ 727,038,438
                                ---------------


MID-CAP GROWTH:
                                 INVESTMENTS IN
 VALUATION INPUTS                  SECURITIES

 Level 1 - Quoted Prices         $ 895,653,950
 Level 2 - Other Significant
 Observable Inputs                           -
 Level 3 - Significant
 Unobservable Inputs                         -
                                ---------------
 TOTAL                           $ 895,653,950
                                ---------------


PARTNERS:
                                 INVESTMENTS IN
 VALUATION INPUTS                  SECURITIES

 Level 1 - Quoted Prices         $ 506,175,612
 Level 2 - Other Significant
 Observable Inputs                           -
 Level 3 - Significant
 Unobservable Inputs                         -
                                ---------------
 TOTAL                           $ 506,175,612
                                ---------------



REGENCY:
                                 INVESTMENTS IN
 VALUATION INPUT                   SECURITIES

Level 1 - Quoted Prices         $ 361,416,912
 Level 2 - Other Significant
 Observable Inputs                           -
 Level 3 - Significant
 Unobservable Inputs                         -
                                ---------------
 TOTAL                           $ 361,416,912
                                ----------------

SMALL-CAP GROWTH:
                                 INVESTMENTS IN
 VALUATION INPUTS                  SECURITIES

 Level 1 - Quoted Prices         $ 27,658,215
 Level 2 - Other Significant
 Observable Inputs                          -
 Level 3 - Significant
 Unobservable Inputs                        -
                                --------------
 TOTAL                           $ 27,658,215
                                --------------




SHORT-DURATION:
                                  INVESTMENTS IN   OTHER FINANCIAL
 VALUATION INPUTS                   SECURITIES      INSTRUMENTS(**)

 Level 1 - Quoted Prices         $           -       $ 254,375
 Level 2 - Other Significant
 Observable Inputs                 605,822,577               -
 Level 3 - Significant
 Unobservable Inputs                 8,155,816               -
                                -----------------------------------
 TOTAL                           $ 613,978,393       $ 254,375
                                -----------------------------------

Following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:


                                                                        OTHER
                                                 INVESTMENTS          FINANCIAL
                                                IN SECURITIES        INSTRUMENTS

Balance as OF 12/31/07                          $ 8,949,191               $-
Accrued discounts/premiums                                -                -
Realized gain/loss and change in
unrealized appreciation/depreciation               (341,901)              -(***)
Net purchases/sales                                (451,474)               -
Net transfers in and/or out of Level 3                    -                -
                                              ----------------------------------
BALANCE, AS OF 03/31/08                         $ 8,155,816               $-
                                              ----------------------------------
Net change in unrealized
appreciation/depreciation from
investments still held as of 03/31/08           $  (341,901)              $-


SOCIALLY RESPONSIVE:
                                 INVESTMENTS IN
 VALUATION INPUTS                  SECURITIES

 Level 1 - Quoted Prices         $ 597,347,800
 Level 2 - Other Significant
 Observable Inputs                  30,466,000
 Level 3 - Significant
 Unobservable Inputs                         -
                                ---------------
 TOTAL                           $ 627,813,800
                                ---------------


(**)   Other financial instruments include futures.

(***) The realized gain/loss earned during the period ended March 31, 2008 for other financial instruments was $0 for Balanced, $0 for High Income, and $0 for Short Duration, respectively.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.











For information on the funds' significant accounting policies, please refer to the funds' most recent financial statements.

REAL ESTATE PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

INTERNATIONAL LARGE CAP PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust


By:/s/ Peter E. Sundman
   -----------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: May 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:/s/ Peter E. Sundman
   -----------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: May 27, 2008


By:/s/ John M. McGovern
   ---------------------------------
   John M. McGovern
   Treasurer and Principal Financial
   and Accounting Officer

Date: May 27, 2008